VINTAGE MUTUAL FUNDS


                       SEMI-ANNUAL REPORT TO SHAREHOLDERS


                               SEPTEMBER 30, 2000

MESSAGE FROM THE PRESIDENT                            Vintage Mutual Funds, Inc.
Dear Shareholders:

The words diversification, strong fundamentals and long term investing have been the investing mantra of our Vintage Fund Managers for years. But never have these words seemed more astute and appropriate than now, as we look back at the stock market over the six-month period ending September 30, 2000. The market, as measured by the S&P 500, has been volatile, but it has essentially treaded water for the past several months.

While our investment philosophy remains steady, we are positioning ourselves to take better advantage of this volatile market, specifically within the technology sector. Over the last six months, we have spent countless hours researching, filing legal documents and raising funds to open AMCORE's Vintage Technology Fund on October 16, 2000. This will be our first foray into a single sector fund, and we look forward to taking advantage of our investment team's expertise in technology infrastructure and biotechnology stocks. The Technology Fund will give us the opportunity to be a bigger player in this sector, which has been the Tiger Woods of the stock market since 1997 with no other sector even in the race for first place.

In the September 18th issue of Crain's Chicago Business, an interesting article ran featuring our Aggressive Growth Fund and Thomas H. Bolgert, Vice President and Fund Manager. The article talked about the positive effects of AMCORE's move into more aggressive equity funds. We describe the Vintage Funds as "the Midwest's best kept secret," but with this article and anticipated public relations efforts in 2001, we won't be a secret for long.

The next few months will be filled with introducing and growing our new Technology Fund. We are constantly examining methods to better service and add value for current and prospective Vintage shareholders. Included in this search are online account access, trading and other interactive services to the VintageFunds.com Web site. As technology and the Internet come more easily into our homes and into our handheld devices, we want to make certain that you, our shareholders, can easily access your Vintage account information. Our goal is to have you click on our Web site, press a button on your cell phone, or step into any AMCORE branch and have immediate access to your Vintage Fund shareholder information.

Thank you for your support, we continue to strive towards providing you with excellent investment management and personal service.

Sincerely,


David W. Miles
President


The Vintage Mutual Funds are distributed by BISYS Fund Services Limited Partnership.

Shares of the Vintage Mutual Funds are NOT INSURED BY THE FDIC and are not deposits or obligations of, or guaranteed or endorsed by, AMCORE Financial Inc., or any of its subsidiaries including Investors Management Group. Investment products involve investment risk, including the possible loss of principal. Past performance is not predictive of future results, and the composition of each Fund's portfolio is subject to change.

For more complete information on any of the Vintage Mutual Funds, including fees, expenses and sales charges, please call 1-800-438-6375 for a free prospectus. Please read it carefully before investing or sending money.

MESSAGE FROM THE INVESTMENT ADVISER     Vintage Mutual Funds, Inc.

Dear Shareholders:

The year 2000 will most likely be remembered as one of transition for the U.S. domestic markets. Stock returns have been volatile and bonds have performed reasonably well, both responding to the will of the Federal Reserve as it engineers an economic slow down.

Bonds have performed nicely through the 3rd quarter in concert with the Fed's efforts to slow the pace of growth to more sustainable levels. While short term yields rose, with Fed tightenings prevalent during the first half of the year, intermediate and longer dated bonds actually rallied modestly. In fact, bonds have out performed stocks for the 9 months ending September 30, 2000.

On the other hand, a confluence of factors left the stock market on shaky ground as the quarter came to a close. These factors include oil, the strong dollar, earnings, the election, and of course, the soft landing.

Global conditions have heightened uncertainty. Crude oil prices surged to 10-year highs during the quarter. Although the price of crude oil eased somewhat at the end of the quarter, the stock market remains nervous that higher oil prices could ultimately impact inflation. Recent unrest in the Mid-east has heightened this uncertainty. Also the weakening of the Euro against the dollar has negatively impacted currency translation and repatriation of foreign earnings of U.S. domestic firms.

Indeed, earnings expectations have recently declined, due to this currency translation effect and more importantly due to the anticipated effects of the slowdown. Several negative 3rd quarter announcements triggered sharp sell-offs. Our belief is that the economic "landing" will not be "hard", that the expansion will continue for some time, and that quarter end price action may indicate that the markets may have over-reacted to this slowing.

The good news for investors is that the Federal Reserve will most likely hold interest rates steady for the balance of the year. Further, although energy prices have spiked, the overall inflation rate has ticked up only slightly. And significantly, the positive impact of productivity gains--which can be sustained by slowing--has come to be viewed as a genuinely constructive influence on inflation. In the mean time, the impact of the new administration in Washington, while potentially significant, will not likely be felt until after policy changes can be enacted into legislation.

In the quarters ahead, while certainly not guaranteed, stock returns will most likely return to positive territory--albeit reverting to more normal less spectacular levels. And bonds will as always react to the vicissitudes of the growth pace of the economic expansion--soon to enter yet another record year. Conditions could turn positive, providing the investor with opportunity in the months ahead.

Sincerely,

Jay H. Evans
Chief Investment Officer
Investors Management Group

PERFORMANCE REPORT                                    Vintage Mutual Funds, Inc.


The Vintage Money Market Funds

With the Federal Reserve either tightening interest rates or maintaining a tightening bias, short term interest rates were on the incline into the Summer months. The Fed's interest was to engineer a slow down in the U.S. economy as it strove for a "soft landing" rather than the usual "hard" recession that usually follows expansionary periods. During this time period, the yields offered investors by the Vintage Money Market Funds generally rose.

The Government Assets Fund

The increase in short term rates this year has positively impacted the yield on this fund. We have maintained a shorter than average maturity relative to our peer group to benefit from reinvestment opportunities at higher levels. We continue to maintain this posture as inflation concerns and labor pressures remain in the economy. We continue to focus on government agency debt where yields remain attractive relative to treasuries.

The Liquid Assets Fund

The bond market truly believes that the Federal Reserve has engineered a soft landing. While intermediate rates have declined to compensate for an expected change in monetary policy, short-term interest rates have risen. During the quarter 3-month bills rose about 30 basis points to 6.20%. This increase in short-term yields has directly effected the returns of the Liquid Assets Fund. The yield on the fund is also up about 15 basis points for the quarter. We have strategically maintained the portfolio's average maturity shorter than its peers to benefit from better reinvestment opportunities as interest rates rise. We continue to maintain this posture as inflation concerns and labor pressures build in the economy. Our focus on new purchases has been in the short-term corporate bond market where yields remain attractive.

The Municipal Assets Fund

Short-term municipal yields rose during the quarter helping to push the yield on the Municipal Assets Fund higher by about one-half of a percent. Higher supply in the municipal market coupled with less demand offered a great environment for short-term municipal buyers during the quarter. We have strategically maintained a higher percentage of the fund in seven days or less maturity investments to take advantage of higher municipal rates. We have slowly increased the average days to maturity to capture the higher yields seen this quarter.




Although the Vintage Money Market Funds seek to maintain a stable net asset value of $1.00, there is no assurance that they will be able to do so. The Vintage Money Market Funds are neither insured nor guaranteed by the U.S. Government.

VINTAGE MUTUAL FUNDS, INC.
Government Assets Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000



   Par Value     Description                                                                                     Value
----------------------------------------------------------------------------------------------------------------------------
U.S. Government Agency (89.89%):
Federal Agricultural Mortgage Corporation:
     $10,000,000 6.63%**, 10/03/00                                                                               $9,996,433
      10,000,000 6.58%**, 10/05/00                                                                                9,992,845
      10,000,000 6.63%**, 11/29/00                                                                                9,894,783
Federal Farm Credit Bank:
      10,000,000 6.62%**, 10/17/00                                                                                9,971,467
Federal Home Loan Bank:
      10,000,000 6.53%**, 10/13/00                                                                                9,978,767
      10,000,000 6.08%*, 10/27/00                                                                                10,000,000
      10,000,000 6.58%**, 11/01/00                                                                                9,944,889
      10,000,000 6.63%**, 01/16/01                                                                                9,810,373
      10,000,000 6.62%**, 01/30/01                                                                                9,786,233
Federal Home Loan Mortgage Corporation:
      10,000,000 6.56%**, 11/21/00                                                                                9,909,475
       4,000,000 6.58%**, 12/21/00                                                                                3,942,670
      10,000,000 6.57%**, 12/21/00                                                                                9,856,900
Federal National Mortgage Association:
      16,350,000 6.63%**, 10/12/00                                                                               16,317,888
      10,000,000 6.56%**, 10/25/00                                                                                9,957,200
      10,000,000 6.51%**, 11/09/00                                                                                9,930,558
       6,425,000 6.57%**, 12/14/00                                                                                6,340,872
      10,000,000 6.65%**, 01/26/01                                                                                9,792,000
                                                                                                            ----------------
       Total U.S. Government Agency                                                                             165,423,353
                                                                                                            ----------------

Repurchase Agreements (10.33%):
Morgan Stanley Dean Witter:
      19,016,147 6.45%**, 10/02/00                                                                               19,016,147
                                                                                                            ----------------


                        Total Investments in Securities (100.22%)  (Cost--$184,439,500)                        $184,439,500

                 Other Assets and Liabilities (-0.22%)                                                             (411,986)
                                                                                                            ----------------

                 Net Assets (100.00%)                                                                          $184,027,514
                                                                                                            ================



-----------------
* Denotes floating rate investment with interest rate as of September 30, 2000.
** Effective yield at date of purchase.
VINTAGE MUTUAL FUNDS, INC.
Liquid Assets Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000


   Par Value    Description                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------

Loan Certificates--FmHA Guaranteed Loan Certificates (18.97%):
    $26,693,116 6.25% to 7.25%*, 5/20/01 to 12/30/33                                                            $26,693,116
                                                                                                        --------------------

Trust  Certificates- -U.S. Govt. Guaranteed Student Loans (3.55%):
      5,000,000 6.93%***, 12/19/00                                                                                5,000,000
                                                                                                        --------------------

Commercial Paper (18.95%):
Cooperative Association Tractor:
      1,450,000 6.57%**, 10/12/00                                                                                 1,447,107
      1,775,000 6.56%**, 10/16/00                                                                                 1,770,171
      1,500,000 6.57%**, 10/23/00                                                                                 1,494,014
Eagle Funding:
      4,065,000 6.56%**, 10/05/00                                                                                 4,062,051
Enterprise Funding:
      2,000,000 6.55%**, 10/02/00                                                                                 1,999,637
Grand Funding:
      2,000,000 6.54%**, 10/06/00                                                                                 1,998,192
      2,150,000 6.55%**, 10/17/00                                                                                 2,143,770
      2,500,000 6.56%**, 10/17/00                                                                                 2,492,744
Parker Hannifin
      1,500,000 6.50%**, 10/02/00                                                                                 1,499,730
Triple A1 Funding:
      2,399,000 6.55%**, 10/02/00                                                                                 2,338,576
      5,431,000 6.56%**, 10/10/00                                                                                 5,422,120
                                                                                                        --------------------
                Total Commercial Paper                                                                           26,668,112
                                                                                                        --------------------

Corporates (39.28%):
Associates Corporation:
      2,000,000 7.88%, 09/30/01                                                                                   2,021,880
AT&T Capital Corporation:
      2,500,000 6.75%, 12/01/00                                                                                   2,500,667
      1,500,000 6.67%, 03/08/01                                                                                   1,498,084
Banc One:
      4,550,000 6.21%, 10/25/00                                                                                   4,549,711
Bank of America:
      2,000,000 6.95%, 04/17/01                                                                                   2,001,266
Caterpillar Finance Services:
      1,000,000 5.81%, 10/11/00                                                                                     999,664
      1,000,000 5.12%, 11/01/00                                                                                     998,786
Chrysler Financial:
      5,000,000 4.95%, 10/10/00                                                                                   4,998,469
CIT Group Holdings:
      3,000,000 6.25%, 03/28/01                                                                                   2,988,309
Continental Bank:
      4,360,000 12.50%, 04/01/01                                                                                  4,475,357
Ford Motor Credit:
      2,000,000 6.25%, 11/08/00                                                                                   1,998,594
General Motors:
      2,000,000 9.63%, 12/01/00                                                                                   2,010,529
      1,000,000 9.63%, 12/01/00                                                                                   1,004,924
Hydro-Quebec:
      1,000,000 9.20%, 12/15/00                                                                                   1,005,069
International Lease Finance:
      3,330,000 6.76%, 01/12/01                                                                                   3,330,886
John Deere Capital Corporation:
      3,000,000 5.85%, 01/15/01                                                                                   2,990,280
Mercantile Bancorporation:
      2,000,000 6.80%, 06/15/01                                                                                   2,000,412
RR Donnelley & Sons:
      2,500,000 9.13%, 12/01/00                                                                                   2,507,616
Rockwell International:
      2,500,000 8.38%, 02/15/01                                                                                   2,514,474
Walt Disney:
      3,000,000 8.88%, 12/15/00                                                                                   3,010,266
      2,650,000 6.38%, 03/30/01                                                                                   2,643,746
Wheeling Pittsburgh Corporation:
      2,251,000 9.38%, 11/15/00                                                                                   2,314,877
        898,000 9.38%, 11/15/00                                                                                     923,217
                                                                                                        --------------------
                Total Corporates                                                                                 55,287,083
                                                                                                        --------------------

Repurchase Agreements (18.31%):
Bear Stearns:
     25,773,082 6.65%, 10/02/00                                                                                  25,773,082
                                                                                                        --------------------

       Total Investments in Securities (99.06%)  (Cost--$139,421,393)                                          $139,421,393

       Other Assets and Liabilities (0.94%)                                                                       1,320,912
                                                                                                        --------------------

     Net Assets (100.00%)                                                                                      $140,742,305
                                                                                                        ====================

----------------
   * Interest rate fluctuates with prime rate. Put option subject no longer than
 7-day settlement ** Effective yield at date of purchase.
*** Interest rate  fluctuates  with 3-month U.S.  Treasury bill rate. Put option subject to no longer than 7-day settlement.
VINTAGE MUTUAL FUNDS, INC.
Municipal Assets Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000


   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------

Industrial Development Bonds (2.77%)
Iowa (2.77%)
       $146,892 Iowa HFA (Starr-Terry Project), 5.31%**, 05/15/05                                                 $146,892
        699,871 Sioux City, IA (Handy Partnership), 4.81%**, 09/15/04                                              699,871
        147,767 Vinton, IA (Twin City Concrete), 5.04%**, 06/15/02                                                 147,767
                                                                                                          -----------------
                Total Industrial Development Bonds                                                                 994,530
                                                                                                          -----------------

Variable Rate Demand Obligations (66.11%)
Alabama  (1.11%)
        400,000 North Alabama PCR DTN, 5.55%*, 12/01/00                                                            400,000
                                                                                                          -----------------
Arizona  (3.07%)
      1,100,000 Apache Co., AZ IDA 7-Day, 5.60%**, 12/15/18                                                      1,100,000
                                                                                                          -----------------
Delaware (5.29%)
      1,900,000 Delaware State Economic Development 7-Day, 5.70%**, 10/01/28                                     1,900,000
                                                                                                          -----------------
Florida (3.90%)
      1,000,000 Manatee Co., FL PCR DTN, 5.50%*, 09/01/24                                                        1,000,000
        400,000 Putnam Co., FL PCR DTN, 5.50%*, 09/01/24                                                           400,000
                                                                                                          -----------------
                                                                                                                 1,400,000
                                                                                                          -----------------
Illinois (10.59%)
      1,100,000 Chicago, IL G.O. 7-Day, 5.40%**, 01/01/12                                                        1,100,000
        400,000 McCook, IL St. Andrew Revenue 7-Day, 5.75%**, 12/01/21                                             400,000
      1,800,000 Illinois Health Facility Authority (Carle Foundation) 7-Day, 5.60%**, 07/01/28                   1,800,000
        500,000 Illinois Health Facility Authority (Swedish Hospital) 7-Day, 5.55%**, 08/15/29                     500,000
                                                                                                          -----------------
                                                                                                                 3,800,000
                                                                                                          -----------------
Iowa (2.23%)
        800,000 Iowa Finance Authority Hospital Facilities Revenue 7-Day, 5.60%**, 07/01/13                        800,000
                                                                                                          -----------------
Kentucky (2.23%)
        800,000 Kentucky Development Finance Authority 7-Day, 5.40%**, 12/01/15                                    800,000
                                                                                                          -----------------
Michigan (0.56%)
        200,000 Michigan State Strategic Funding DTN, 5.60%*, 09/01/30                                             200,000
                                                                                                          -----------------
Missouri (3.90%)
      1,400,000 Missouri Higher Education Loan Facility 7-Day, 5.50%**, 06/01/17                                 1,400,000
                                                                                                          -----------------
New York (1.67%)
        600,000 New York State Dormitory Authority 7-day, 5.55%**, 02/15/07                                        600,000
                                                                                                          -----------------
North Carolina (3.62%)
      1,300,000 North Carolina Medical Care Hospital 7-Day, 5.50%**, 10/01/23                                    1,300,000
                                                                                                          -----------------
North Dakota (2.58%)
        925,000 Grand Forks, ND Hospital Facilities DTN, 5.50%*, 12/01/16                                          925,000
                                                                                                          -----------------
Ohio (2.79%)
        400,000 Ohio Water Development Authority (Mead) DTN, 5.40%*, 11/01/15                                      400,000
        600,000 Cuyoga County, OH, Hospital Revenue DTN, 5.40%*, 01/01/16                                          600,000
                                                                                                          -----------------
                                                                                                                 1,000,000
                                                                                                          -----------------
Oregon (21.39%)
        500,000 Portland, OR Pollution Control Revenue DTN, 5.55%*, 12/01/09                                       500,000
                                                                                                          -----------------
Pennsylvania (2.23%)
        500,000 Lehigh County, PA Hospital DTN, 5.45%*, 07/01/28                                                   500,000
        300,000 Bucks County, PA IDA 7-Day, 4.45%**, 07/01/15                                                      300,000
                                                                                                          -----------------
                                                                                                                   800,000
                                                                                                          -----------------
Texas (10.31%)
        300,000 Grapevine, TX Industrial Development Series A1 DTN, 5.50%*, 12/01/24                               300,000
        700,000 Grapevine, TX Industrial Development Series A4 DTN, 5.50%*, 12/01/24                               700,000
      1,200,000 Harris Co., TX  Series 88A 7-Day, 5.60%**, 06/01/05                                              1,200,000
        500,000 Hunt Co., TX Industrial Development 7-Day, 5.45%**, 10/01/02                                       500,000
        400,000 Lone Star, TX Airport Series A2 DTN, 5.50%*, 12/01/14                                              400,000
        100,000 Lone Star, TX Airport Series B4 DTN, 5.50%*, 12/01/14                                              100,000
        500,000 Lone Star, TX Airport Series B5 DTN, 5.50%*, 12/01/14                                              500,000
                                                                                                          -----------------
                                                                                                                 3,700,000
                                                                                                          -----------------
Utah (2.51%)
        900,000 Salt Lake City, UT Revenue 7-Day, 5.60%**, 01/01/20                                                900,000
                                                                                                          -----------------
Washington (6.13%)
        400,000 Washington State Health Facility DTN, 5.50%*, 02/15/27                                             400,000
        500,000 Port of Seattle, WA, IDC Airport Revenue 7-Day, 4.30%**, 12/01/09                                  500,000
        500,000 Port of Vancouver, WA, Series 84A 7-Day, 5.60%**, 12/01/09                                         500,000
        800,000 Port of Vancouver, WA, Series 84B 7-Day, 5.60%**, 12/01/09                                         800,000
                                                                                                          -----------------
                                                                                                                 2,200,000
                                                                                                          -----------------

                Total Variable Rate Demand Obligations                                                          23,725,000
                                                                                                          -----------------

Municipal Bonds (26.48%)
Colorado (0.98%)
        100,000 Fairlake, CO Metropolitan District, 3.50%, 12/01/00                                                 99,871
        250,000 Larimer Co., CO School District #R1, 10.00%, 12/01/00                                              252,216
                                                                                                          -----------------
                                                                                                                   352,087
                                                                                                          -----------------
Illinois (10.85%)
      1,000,000 Berwyn, IL Capital Appreciation Series A, 4.43%***, 12/01/00                                       769,639
        300,000 Chicago, IL Metropolitan Water Reclamation District, 4.80%, 12/01/00                               300,214
        200,000 Chicago, IL Board of Education, 5.00%, 12/01/00                                                    200,192
        230,000 Cook Co., IL High School District #205, 4.90%, 12/01/00                                            230,183
        305,000 Forest Park, IL Park District, 6.20%, 12/01/00                                                     306,035
        185,000 Grundy Co., IL Public Building Commission, 4.65%, 12/01/00                                         185,000
        500,000 Lake Co., IL Community College District #532, 9.00%, 11/01/00                                      501,970
      1,000,000 Lake Co., IL Township High School District #113, 3.45%, 12/01/00                                   998,534
        400,000 Sangamon Co., IL Certificates of Partnership, 6.40%, 12/01/00                                      401,319
                                                                                                          -----------------
                                                                                                                 3,893,086
                                                                                                          -----------------
Indiana (1.22%)
        280,000 Haubstadt-Owensville Independent School District, IN, 7.00%, 01/15/01                              287,574
        150,000 Indiana State University Student Fee Revenue, 5.70%, 10/01/00                                      150,007
                                                                                                          -----------------
                                                                                                                   437,581
                                                                                                          -----------------
Iowa (0.28%)
        100,000 Burlington, IA Corporate Purpose, 4.25%, 06/01/01                                                   99,865
                                                                                                          -----------------
Kentucky (0.97%)
        100,000 Kentucky Higher Education Student Loan, KY, 4.70%, 12/01/00                                        100,047
        250,000 Lexington-Fayette Urban County Government, 4.30%, 06/01/01                                         249,660
                                                                                                          -----------------
                                                                                                                   349,707
                                                                                                          -----------------
Michigan (3.62%)
        200,000 Michigan Municipal Bond Authority Revenue, 4.50%, 12/01/00                                         200,056
        400,000 Michigan State Hospital Finance Authority,7.38%, 02/15/01                                          412,016
        200,000 Genesee County, MI Sewer Disposal System, 6.00%, 05/01/01                                          201,808
        500,000 Oak Park, MI School District, 4.50%***, 06/01/00                                                   485,388
                                                                                                          -----------------
                                                                                                                 1,299,268
                                                                                                          -----------------
Nebraska (1.68%)
        200,000 Omaha, NE Sanitary Sewer Revenue, 5.10%, 01/15/01                                                  200,362
        400,000 Omaha Public Power District, NE Electric Revenue, 5.35%, 02/01/01                                  400,763
                                                                                                          -----------------
                                                                                                                   601,125
                                                                                                          -----------------
North Dakota (0.56%)
        200,000 Fargo, ND Refunding Series B, 5.90%, 05/01/01                                                      201,753
                                                                                                          -----------------
Rhode Island (0.56%)
        200,000 Rhode Island State Consolidated Capital Development, 4.30%, 02/01/01                               199,987
                                                                                                          -----------------
South Carolina (0.31%)
        110,000 Columbia, SC Waterworks and Sewer System, 6.50%, 02/01/01                                          112,878
                                                                                                          -----------------
South Dakota (0.29%)
        105,000 South Dakota State Health & Education Facility Authority, 4.25%, 11/01/00                          105,000
                                                                                                          -----------------
Texas (2.68%)
        275,000 Harris County, TX Flood Control, 4.65***%, 10/01/00                                                274,966
        275,000 Houston, TX 6.75%, 03/01/01                                                                        277,418
        500,000 Northwest, TX Independent School District, 4.50%, 08/15/01                                         480,965
                                                                                                          -----------------
                                                                                                                 1,033,349
                                                                                                          -----------------
Utah (0.56%)
        200,000 Salt Lake County, UT Lease Revenue, 5.00%, 12/01/00                                                200,192
                                                                                                          -----------------
Washington (0.70%)
        250,000 Snohomish Co., WA Series A, 4.50%, 12/01/00                                                        250,057
                                                                                                          -----------------
Wisconsin (1.02%)
        250,000 Brown County, WI Series B, 5.10%, 11/01/00                                                         250,102
        115,000 Whitewater, WI Sewer Revenue 5.10%, 05/01/01                                                       115,323
                                                                                                          -----------------
                                                                                                                   365,425
                                                                                                          -----------------

                Total Municipal Bonds                                                                            9,501,360
                                                                                                          -----------------

Mutual Funds (4.40%)
      1,581,465 Aim Institutional Tax Free Cash Reserve, 3.67%****                                               1,581,465
                                                                                                          -----------------


                Total Investments in Securities (99.76%) (Cost--$35,802,355)                                   $35,802,355

                Other Assets & Liabilities (0.24%)                                                                  84,590
                                                                                                          -----------------

                Net Assets (100.00%)                                                                           $35,886,945
                                                                                                          =================

----------------
      * Variable rate, put option  subject to next business day  settlement.  **
    Variable rate, put option subject to no longer that 7-day settlement.
  ***   Effective yield at date of purchase.
 ****  Rate shown is as of September 30, 2000


The Vintage Fixed Income Funds

The bond market truly believes that the Federal Reserve has engineered a soft landing for the economy. It may however, in typical fashion, have been overdone.

Several indicators point to an economy that still has plenty of life. Consumers remain upbeat, despite high gasoline prices. Consumer spending accelerated in the third quarter from the prior quarter's lackluster pace. Unemployment remains low, continuing to contribute to a healthy spending pace. Businesses continue to invest in capital expenditures, providing support to personal consumption expenditures. And the drain of growing Federal budget surpluses is most likely coming to an end.

To be sure, the bond market has plenty of worries. Inflation has been creeping higher all year and may be spreading beyond oil. Higher employment and energy costs coupled with strong domestic demand are particularly impacting the price of services. The presidential election may also be a key turning point for the bond market, which has benefited from tight fiscal policy over the last decade. Now that a budget surplus has been achieved, fiscal discipline is likely to erode.

A longer-term concern is the value of the dollar. The U.S. current account deficit has grown dramatically over the past three years, to a record level relative to GDP. If at some point, however, investors' appetite for U.S. assets diminishes, the dollar could depreciate significantly.

With the recent volatility in the stock market, the two-year Treasury Note rallied as it became a safe haven for investors fleeing the volatile stocks in the month of September. Nonetheless, the agency, mortgage, and corporate markets all outperformed the Treasury market in the third quarter.

The government agency market performed well as hearings on legislative reform were moved to the back burner as the election approached. Legislative reform, however, may resurface next year. As long as the supply of agency debt continues to increase and a political cloud hangs over this sector, further outperformance is limited.

The corporate bond market had a strong third quarter, outperforming all other sectors. We still find many attractive opportunities in corporate bonds, but selectivity and quality are key. Several high profile industrial companies have been suffering from profit margin compression. In the bank and finance sector asset quality along with higher short-term funding costs are a concern. Balance sheet strength is also paramount. Returns in the high yield (junk bond market) continue to lag far behind the investment-grade universe.

We  are  underweighted  to  the  mortgage-backed  sector.   Mortgages  typically
underperform as long as the Fed remains in tightening posture. In addition, relative to other sectors, mortgages do not represent outstanding value.

We are positioning durations of bond portfolios slightly shorter than their benchmark. The bond market appears overly optimistic that the economy is slowing enough to alleviate intensifying inflationary pressures. The dramatic inversion of the Treasury yield curve continues to lessen as investors become more focused on the likelihood of maintaining the budget surplus and inflation expectations. The corporate bond market provides many attractive opportunities.

The Vintage Equity Funds

While highly volatile, the equity markets ended the 3rd quarter little changed from earlier in the year--with the notable exception of the Tech market, which ended significantly down from its year's highs. After mounting a nice rally in August, stocks declined in September as negative third quarter earnings pre-announcements put a damper on the market.

Last year, technology was far and away the best performing sector in the stock market and utilities represented the worst performing sector. This year, the utility sector is leading the way by a wide margin. During the first three quarters of this year, the utility sector is up over 50 percent! Strong utility performance has largely been found among power producers, electric companies and natural gas companies.

Despite the recent volatility of the stock market and the concerns surrounding earnings, energy, the euro and the election, we now believe the environment for stocks is potentially more favorable than at any time this year. With stocks now at meaningfully lower levels and valuations improved, we believe the market has already discounted most of the recent bad news. Granted, further downside potential is likely if companies guide fourth quarter earnings expectations lower.

One circumstance of a weaker Euro has been to dampen the earnings of U.S. multinational companies with business operations in Europe. A weaker Euro causes weaker reported earnings due to negative currency translations. Indeed, several key earnings announcement disappointments were accompanied by explanations attributing at least some of the weakness to the strong dollar.

Also adding to earnings concerns has been the economic slowdown in the U.S. that started late last spring. The slowdown has primarily hurt the earnings of industrial and retailing companies. The big question facing investors and the stock market is how much of a slowdown will occur and what will the ultimate impact be on corporate earnings.

The fourth quarter of the year has usually been seasonally strong for the stock market. During the last 20 years, stocks have typically been weaker in the third quarter and stronger in the fourth. One reason for this may be that the "January effect" has increasingly been shifted ahead into the fourth quarter of the preceding year as investors start buying early to get a jump on the market. The seasonal period from October through May has also historically been more favorable for the market. We believe more favorable returns may lie ahead.

The Limited Term Bond Fund

We continue to position the average maturity of the Limited Term Bond Fund shorter than our benchmark. The economy appears to be moderating but the bond market has built that optimism into current rate levels. Inflationary pressures may be building and labor markets certainly remain tight, potentially pressuring bond yields in the next term. We favor corporate debt as there is a yield advantage in that sector versus treasuries and agencies.

For the six months ended September 30, 2000, the Fund provided a total return of
3.95 percent. The Fund ended the period with net assets of $50.7 million.



VINTAGE MUTUAL FUNDS, INC.
Limited Term Bond Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000


   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes (29.96%)
     $1,000,000 5.75%, 08/15/03                                                                                   $994,680
      1,000,000 6.38%, 08/15/02                                                                                  1,005,930
      1,000,000 5.75%, 04/30/03                                                                                    994,370
      2,000,000 6.25%, 02/15/03                                                                                  2,011,860
      1,500,000 6.50%, 05/15/05                                                                                  1,537,500
      2,500,000 6.63%, 04/30/02                                                                                  2,519,525
      2,000,000 6.25%, 10/31/01                                                                                  1,999,360
      3,000,000 7.25%, 08/15/04                                                                                  3,136,860
      1,000,000 6.25%, 08/31/02                                                                                  1,003,750
                                                                                                         ------------------
                Total U.S. Treasury Notes                                                                       15,203,835
                                                                                                         ------------------

U.S. Government Agencies (11.68%)
      1,000,000 Federal Farm Credit Bank, 6.15%, 03/23/05                                                          974,780
      1,000,000 Federal Home Loan Bank, 5.50%, 01/21/03                                                            978,830
      1,000,000 Federal National Mortgage Assoc., 5.80%, 07/23/01                                                  993,750
      1,000,000 Federal National Mortgage Assoc., 6.25%, 12/13/02                                                  995,050
      1,000,000 Federal National Mortgage Assoc., 6.60%, 07/16/07                                                  981,990
      1,000,000 Federal National Mortgage Assoc., 7.28%, 05/23/07                                                1,000,170
                                                                                                         ------------------
                Total U.S. Government Agencies                                                                   5,924,570
                                                                                                         ------------------

Mortgage Related Securities (18.73%)
Collateralized Mortgage Obligations (7.57%)
        459,351 Federal National Mortgage Assoc. 1997-72 VA, 7.00%, 10/18/02                                       458,593
        779,050 Federal Home Loan Mortgage Corp. Series 1465 Class E, 6.50%, 09/15/06                              775,685
      1,627,226 Federal Home Loan Mortgage Corp. Series 1515 Class E, 6.50%, 03/15/07                            1,619,480
      1,000,000 Federal Home Loan Mortgage Corp. T-11 Class A3, 6.50%, 03/25/11                                    989,940
                                                                                                         ------------------
                                                                                                                 3,843,698
                                                                                                         ------------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed Pools (1.18%)
        601,601 #E61274, 7.00%, 08/01/09                                                                           600,091
                                                                                                         ------------------

Federal National Mortgage Association Mortgage-Backed Pools (1.02%)
        525,512 1993-14, 6.00%, 02/25/08                                                                           516,005
                                                                                                         ------------------

Asset Backed Securities (8.96%)
        897,524 Conseco 2000-D, 7.52%, 10/15/31                                                                    899,831
      1,000,000 Copelco Capital Funding, 7.12%, 08/18/03                                                         1,004,680
        933,333 Fingerhut 98-1A, 6.07%, 05/15/05                                                                   929,899
        354,000 Honda Auto Lease Trust 1999-A, 6.65%, 07/15/05                                                     352,888
        358,535 Nations Credit Grantor Trust 97-1, 6.75%, 08/15/13                                                 355,893
      1,000,000 Union Acceptance Corp., 6.82%, 01/09/06                                                          1,002,920
                                                                                                         ------------------
                                                                                                                 4,546,111
                                                                                                         ------------------

                Total Mortgage-Related Securities                                                                9,505,905
                                                                                                         ------------------

U.S. Taxable Municipal Bonds (2.94%)
        500,000 Coralville, IA Taxable Capital Improvement, 8.25%, 06/01/02                                        500,845
      1,000,000 State of Texas Veterans Housing Fund II-Series B-1, 6.73%, 06/01/21                                992,600
                                                                                                         ------------------
                Total U.S. Taxable Municipal Bonds                                                               1,493,445
                                                                                                         ------------------

Corporate Bonds (32.33%)
Banking and Financial Services (9.70%)
      1,000,000 Bear Stearns, 7.00%, 01/15/27                                                                      996,250
      1,000,000 Beneficial Corp, 6.27%, 12/06/01                                                                   992,500
      1,000,000 CIT Group, Inc., 5.50%, 02/15/04                                                                   950,000
      1,000,000 Comerica, 7.25%, 06/15/07                                                                          990,000
      1,000,000 Salomon Smith Barney, 6.63%, 11/15/03                                                              991,250
                                                                                                         ------------------
                                                                                                         ------------------
                                                                                                                 4,920,000
                                                                                                         ------------------
Consumer Goods and Services (5.24%)
      1,000,000 Dillard's Department Store, 9.50%, 10/15/01                                                        980,000
      1,175,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                                 685,907
      1,000,000 Reynolds & Reynolds, 6.12%, 03/02/01                                                               995,000
                                                                                                         ------------------
                                                                                                                 2,660,907
                                                                                                         ------------------
Healthcare (1.64%)
      1,000,000 Healthsouth Corp, 3.25%, 04/01/03                                                                  832,500
                                                                                                         ------------------

Industrial Goods and Services (8.80%)
      1,000,000 Boeing Company, 6.35%, 06/15/03                                                                    991,250
      1,000,000 Comdisco, 9.50%, 08/15/03                                                                        1,007,500
      1,000,000 Consolidated Natural Gas, 7.25%, 10/01/04                                                          998,750
        500,000 Cummmins Engine, 6.75%, 02/15/27                                                                   464,375
      1,000,000 Xerox Corporation, 8.13%, 04/15/02                                                               1,002,500
                                                                                                         ------------------
                                                                                                                 4,464,375
                                                                                                         ------------------
Railroads (2.00%)
      1,000,000 Norfolk Southern Railway Equipment Trust, 7.75%, 08/15/02                                        1,012,500
                                                                                                         ------------------

Telecommunications (4.01%)
      1,000,000 US West, 7.63%, 06/09/03                                                                         1,012,500
      1,000,000 Worldcom, 7.88%, 05/15/03                                                                        1,023,750
                                                                                                         ------------------
                                                                                                                 2,036,250
                                                                                                         ------------------
Utilities (0.94%)
        500,000 Potomac Electric, 5.00%, 09/01/02                                                                  477,500
                                                                                                         ------------------

                Total Corporate Bonds                                                                           16,404,032
                                                                                                         ------------------

Mutual Funds (3.41%)
      1,730,355 Government Assets Fund T Shares, 6.44%**                                                         1,730,355
                                                                                                         ------------------

                Total Investments in Securities (99.05%)
                     (Cost $50,707,109)                                                                        $50,262,142

                Other Assets & Liabilities (0.95%)                                                                 480,893
                                                                                                         ------------------

                Net Assets (100.00%)                                                                           $50,743,035
                                                                                                         ==================



----------------
** Rate shown is as of September 30, 2000.

The Bond Fund

We are  positioning  the  average  maturity  of the Bond Fund  shorter  than the performance  benchmark.  The bond  market  appears  too  optimistic  that a soft
landing  has  been  achieved.   Inflationary   pressures,   meanwhile,   may  be
intensifying.  The Treasury yield curve steepened  sharply during the quarter as the bond  market  began  to  anticipate  an  easing  of  monetary  policy.  This steepening is likely to reverse as expectations for a Fed rate cut subside.  The long-end of the Treasury curve may come under  pressure in the months  following the election as investors  become more focused on the  likelihood of maintaining the budget  surplus.  The  corporate  bond market  presents the most  attractive opportunities,  but selectivity and quality are key. We are underweighted to the government  agency sector due to supply and  legislative  concerns.  We are also underweighted to the mortgage-backed  sector, since this sector does not usually perform well in a rising short-term interest rate environment.

For the six months ended September 30, 2000, the Fund provided a total return of
4.30 percent. The Fund ended the period with net assets of $30.9 million.




VINTAGE MUTUAL FUNDS, INC.
Bond Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000


   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bonds (12.97%)
     $1,200,000 7.50%, 11/15/16                                                                                 $1,367,244
      1,100,000 8.13%, 08/15/19                                                                                  1,343,023
        500,000 12.00%, 08/15/13                                                                                   681,405
        500,000 8.00%, 11/15/21                                                                                    610,780
                                                                                                         ------------------
                Total U.S. Treasury Bonds                                                                        4,002,452
                                                                                                         ------------------

U.S. Treasury Notes (2.75%)
        750,000 5.63%, 02/28/01                                                                                    747,885
        100,000 8.00%, 05/15/01                                                                                    101,031
                                                                                                         ------------------
                                                                                                         ------------------
                Total U.S. Treasury Notes                                                                          848,916
                                                                                                         ------------------

U.S. Government Agencies (8.96%)
        250,000 Federal Home Loan Bank, 5.98%, 10/06/00                                                            249,978
        350,000 Federal Home Loan Bank, 4.64%, 10/06/00                                                            349,919
        500,000 Federal Home Loan Bank, 4.65%, 10/20/00                                                            499,495
        500,000 Federal Home Loan Bank, 6.50%, 11/29/05                                                            498,010
        300,000 Federal National Mortgage Assoc., 5.25%, 04/19/01                                                  298,125
        500,000 Housing Urban Development, 5.30%, 08/01/01                                                         493,980
        225,000 Student Loan Marketing Assoc., 6.57%, 10/19/00                                                     225,000
        150,000 World Bank Gl Bd, 8.13%, 03/01/01                                                                  150,938
                                                                                                         ------------------
                Total U.S. Government Agencies                                                                   2,765,445
                                                                                                         ------------------

Mortgage-Related Securities (29.93%)
Collateralized Mortgage Obligations (11.76%)
        161,906 Aames Mortgage Trust, 6.59%, 06/15/24                                                              161,123
        276,980 Advanta Mortgage Loan Trust 1996-1 A5, 6.35%, 10/15/21                                             274,880
        190,000 Advanta Mortgage Loan Trust 1999-1 A4, 6.30%, 04/25/27                                             182,210
        755,000 Centex Home Equity, 6.04%, 06/25/30                                                                746,076
         58,872 Federal Home Loan Mortgage Corp. 1395, 6.00%, 11/15/21                                              58,120
         22,457 GE Capital Mtg 1997-HE3 A3, 6.52%, 08/25/13                                                         22,348
         20,379 Green Treee 1996-2 A2, 6.45%, 04/15/27                                                              20,363
        189,453 Merrill Lynch Mortgage Investors 1989-E, 9.40%, 09/15/09                                           191,043
      1,006,080 Mortgage Lenders Network Home Equity 1998-1, 6.76%, 08/25/29                                       986,854
        164,434 Salomon Mortgage Sec. VII 1995-1 PO, 10.54%*, 02/25/25                                             112,162
        500,000 Southern Pacific Secured Assets Corp 1998-1 A6, 7.08%, 03/25/28                                    483,070
        394,000 UCFC Manufactured Housing Contract 1998-2 A2, 6.08%, 08/15/15                                      389,079
                                                                                                         ------------------
                                                                                                                 3,627,328
                                                                                                         ------------------
Federal Home Loan Mrtge. Corp. Mortgage-Backed Pools (1.26%)
         38,364 #C00126, 8.50%, 06/01/22                                                                            39,268
        182,373 #E00548, 6.50%, 05/01/13                                                                           179,570
        172,308 #00538, 6.50%, 03/01/13                                                                            169,746
                                                                                                         ------------------
                                                                                                                   388,584
                                                                                                         ------------------
Federal National Mortgage Association Mortgage-Backed Pools (9.00%)
        291,379 #251286, 7.00%, 11/01/27                                                                           286,920
        147,807 #313873, 7.00%, 12/01/27                                                                           145,656
        369,810 #408827, 6.50%, 02/01/28                                                                           357,681
        423,230 #251813, 6.50%, 07/01/28                                                                           406,432
        902,737 #448917, 6.50%, 11/01/28                                                                           869,453
        723,233 #430093, 7.00%, 06/01/28                                                                           711,437
                                                                                                         ------------------
                                                                                                                 2,777,579
                                                                                                         ------------------
Government National Mortgage Assoc. Mortgage-Backed Pools (7.91%)
          9,351 #315929, 9.00%, 06/15/22                                                                             9,664
         19,718 #341681, 8.50%, 01/15/23                                                                            20,231
         24,227 #354189, 7.50%, 05/15/23                                                                            24,297
         54,733 #359600, 7.50%, 07/15/23                                                                            54,893
        141,899 #376218, 7.50%, 08/15/25                                                                           142,320
         74,179 #385300, 8.00%, 10/15/24                                                                            75,430
         67,416 #410049, 8.00%, 07/15/25                                                                            68,549
        291,066 #412334, 7.00%, 10/15/27                                                                           286,790
        122,225 #412645, 8.00%, 08/15/26                                                                           124,309
        116,534 #440404, 7.50%, 04/15/27                                                                           116,877
        177,126 #454375, 7.00%, 03/15/28                                                                           175,029
        851,531 #462384, 7.00%, 11/15/27                                                                           841,245
        210,186 #780213, 7.50%, 08/15/25                                                                           210,974
        289,545 #780619, 7.00%, 08/15/12                                                                           290,237
                                                                                                         ------------------
                                                                                                                 2,440,845
                                                                                                         ------------------

                Total Mortgage-Related Securities                                                                9,234,336
                                                                                                         ------------------

U.S. Taxable Municipal Bonds (3.30%)
        300,000 Coralville, IA Taxable Capital Improvement, 8.25%, 06/01/02                                        300,507
        125,000 Fulton, MO Import Taxable Sinking Fund, 7.60%, 07/01/11                                            127,170
        225,774 Mille Lacs Band Of Ojibwe Indians (Grand Casino) Rev. Notes, 8.00%, 06/01/04                       226,404
         90,000 Prairie Du Chien, WI, Redevelopment Auth., 7.60%, 04/01/05                                          91,951
        100,000 Prairie Du Chien, WI, Redevelopment Auth., 7.63%, 04/01/06                                         102,449
        165,000 Washington St. HSA, 7.65%, 01/01/04                                                                168,191
                                                                                                         ------------------
                Total U.S. Taxable Municipal Bonds                                                               1,016,672
                                                                                                         ------------------

Corporate Bonds (37.93%)
Banking and Financial Services (3.67%)
        550,000 Block Financial, 8.50%, 04/15/07                                                                   574,750
        250,000 GMAC, 8.88%, 06/01/10                                                                              270,938
        130,000 Hubco, Inc., 7.75%, 01/15/04                                                                       125,450
        165,000 Lehman Brothers MTN, 8.05%, 01/15/19                                                               161,906
                                                                                                         ------------------
                                                                                                                 1,133,044
                                                                                                         ------------------
Consumer Goods and Services (17.02%)
        300,000 Alberto-Culver, 6.38%, 06/15/28                                                                    270,750
        140,000 Dayton Hudson, 10.00%, 12/01/00                                                                    140,525
        700,000 Healthsouth Corp, 3.25%, 04/01/03                                                                  582,750
        365,000 J.C. Penney, 7.38%, 08/15/08                                                                       283,787
      1,050,000 Olsten Corp, 7.00%, 03/15/06                                                                     1,014,563
        700,000 Omnicare, 5.00%, 12/01/07                                                                          518,875
      1,510,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                                 881,463
        913,000 Reebok International, 6.75%, 09/15/05                                                              839,960
        750,000 Tupperware, 7.25%, 10/01/06                                                                        719,062
                                                                                                         ------------------
                                                                                                                 5,251,735
                                                                                                         ------------------
Industrial Goods and Services (11.90%)
        315,000 ABC Rail Product, 8.75%, 12/31/04                                                                  216,345
        145,000 AGCO Corp, 8.50%, 03/15/06                                                                         136,300
        500,000 Geon Company, 6.88%, 12/15/05                                                                      474,375
        955,000 Ikon Office, 6.75%, 11/01/04                                                                       885,763
        277,000 IMC Global, 9.45%, 12/15/11                                                                        292,235
        700,000 Millipore Corp, 7.20%, 04/01/02                                                                    686,875
        590,000 Teck Corp, 3.75%, 07/15/06                                                                         430,700
        625,000 Thermo Instrument, 4.00%, 01/15/05                                                                 549,219
                                                                                                         ------------------
                                                                                                                 3,671,812
                                                                                                         ------------------
International (1.64%)
        300,000 Naples, City of, Italy, 7.52%, 07/15/06                                                            302,250
        185,000 Nova Scotia, 8.25%, 11/15/19                                                                       201,881
                                                                                                         ------------------
                                                                                                                   504,131
                                                                                                         ------------------
Real Estate (1.24%)
        150,000 HRPT Properties, 6.88%, 08/26/02                                                                   146,625
         10,000 Realty Income Sr. Notes, 8.25%, 11/15/08                                                           235,000
                                                                                                         ------------------
                                                                                                                   381,625
                                                                                                         ------------------
Utilities (2.46%)
        500,000 Boise Cascade, 7.05%, 5/15/05                                                                      476,250
         75,000 Citizens Utility Co. 6.80%, 8/15/26                                                                 73,969
        200,000 Texas East Trans., 8.25%, 10/15/04                                                                 209,250
                                                                                                         ------------------
                                                                                                                   759,469
                                                                                                         ------------------

                Total Corporate Bonds                                                                           11,701,816
                                                                                                         ------------------

Commercial Paper (3.40%)
      1,050,000 Cooperative Association Tractor, 6.77%***, 10/02/00                                              1,049,803
                                                                                                         ------------------

Mutual Funds (0.02%)
          5,090 Government Assets Fund T Shares, 6.44%**                                                             5,090
                                                                                                         ------------------

                Total Investments in Securities (99.26%)
                     (Cost $30,978,085)                                                                        $30,624,530

                Other Assets & Liabilities (0.74%)                                                                 227,484
                                                                                                         ------------------

                Net Assets (100.00%)                                                                           $30,852,014
                                                                                                         ==================



----------------
   * Principal only  represents  securities that entitle holders to receive only principal  payments on the underlying  mortgages.  The yield to maturity of principal  only is  sensitive  to the  rate of  principal  payments  on the underlying mortgages. A slow
      (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity.  The interest rate disclosed  represents the current yield at date of purchase.
** Rate  shown is as of  September  30,  2000.  ***  Effective  yield at date of purchase.




The Income Fund

We continue to position the average maturity of the Income Fund slightly shorter than our benchmark. While recent press suggests the economy is moderating, inflationary pressures continue to build placing a temporary floor on interest rates. Labor markets coupled with somewhat stronger foreign economies could further hinder interest rate declines from here. We favor the corporate bond market as credit spreads continue to come under pressure. We have continued to under-weight the government, agency, and mortgage-backed sectors of the markets.
We further emphasized increasing the yield of the fund to offer greater income to each of the shareholders.

For the six months ended September 30, 2000, the Fund provided a total return of
4.06 percent. The Fund ended the period with net assets of $112.4 million.






VINTAGE MUTUAL FUNDS, INC.
Income Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000


   Par Value    Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------

U.S. Treasury Bonds (10.74%)
     $3,250,000 7.50%, 11/15/16                                                                                 $3,702,953
      4,500,000 7.25%, 08/15/22                                                                                  5,114,520
      2,900,000 7.13%, 02/15/23                                                                                  3,257,048
                                                                                                          -----------------
                                                                                                          -----------------
                Total U.S. Treasury Bonds                                                                       12,074,521
                                                                                                          -----------------

U.S. Treasury Notes (4.23%)
      2,000,000 5.75%, 08/15/03                                                                                  1,989,360
      1,750,000 6.50%, 05/31/02                                                                                  1,761,480
      1,000,000 6.00%, 08/15/09                                                                                  1,004,060
                                                                                                          -----------------
                Total U.S. Treasury Notes                                                                        4,754,900
                                                                                                          -----------------

U.S. Government Agencies (3.86%)
      1,000,000 Federal Home Loan Mortgage Corp, 5.00%, 02/15/01                                                   994,090
      3,250,000 Federal National Mortgage Assoc, 7.25%, 01/15/10                                                 3,351,498
                                                                                                          -----------------
                Total U.S. Government Agencies                                                                   4,345,588
                                                                                                          -----------------

Mortgage Related Securities (38.48%)
Collateralized Mortgage Obligations (5.80%)
      2,396,826 Federal Agricultural Mortgage Corp Series CA-10011, 7.59%, 01/25/02                              2,392,416
      2,000,000 Federal Home Loan Mortgage Corp Series 1873 D, 7.00%, 04/15/09                                   2,002,480
      1,000,000 Federal National Mortgage Assoc Series 1994-36 N, 6.50%, 03/25/24                                  924,560
        787,188 Prudential Home Mortgage Securities, 7.15%, 03/25/24                                               780,497
        422,199 Ryland Mortgage Securities Corp 1993-4 A5, 7.50%, 08/25/24                                         421,599
                                                                                                          -----------------
                                                                                                                 6,521,552
                                                                                                          -----------------
Federal Home Loan Mortgage Corp Mortgage-Backed Pools (5.38%)
      2,413,737 #C00896, 7.50%, 12/01/29                                                                         2,411,468
      1,608,269 #C00592, 7.00%, 02/01/28                                                                         1,583,952
      2,131,741 #19588, 6.50%, 12/01/28                                                                          2,055,276
                                                                                                          -----------------
                                                                                                                 6,050,696
                                                                                                          -----------------
Federal National Mortgage Association Mortgage-Backed Pools (7.14%)
        777,510 #303971, 7.50%, 07/01/16                                                                           776,639
      1,646,718 #251614, 7.00%, 04/01/28                                                                         1,620,667
      1,949,413 #251697, 6.50%, 05/01/28                                                                         1,881,729
      1,384,517 #252334, 6.50%, 02/01/29                                                                         1,332,376
      1,629,421 #323640, 7.50%, 04/01/29                                                                         1,626,358
        798,997 #430203, 7.00%, 06/01/28                                                                           785,158
                                                                                                          -----------------
                                                                                                                 8,022,927
                                                                                                          -----------------
Government National Mortgage Association Mortgage-Backed Pools (12.73%)
      2,007,634 #462556, 6.50%, 02/15/28                                                                         1,942,787
      1,556,159 #780584, 7.00%, 06/15/27                                                                         1,539,399
      1,795,868 #780717, 7.00%, 02/15/28                                                                         1,775,342
      1,290,621 #451522, 7.50%, 10/15/27                                                                         1,294,467
      1,294,036 #451459, 7.50%, 09/15/27                                                                         1,297,879
      1,794,203 #486760, 6.50%, 12/15/28                                                                         1,733,613
        395,056 #780075, 8.00%, 03/15/25                                                                           401,938
      1,136,022 #780453, 7.50%, 12/15/25                                                                         1,140,044
        271,946 #21608, 7.50%, 02/20/09                                                                            273,600
      2,096,549 #469699, 7.00%, 11/15/28                                                                         2,068,351
        859,727 #486467, 7.00%, 08/15/28                                                                           848,276
                                                                                                          -----------------
                                                                                                                14,315,696
                                                                                                          -----------------
Asset Backed Securities (7.43%)
      1,000,000 Bear Stearns CBO 1998-1 Class A-2A, 6.72%, 06/15/10                                                911,245
      1,000,000 Chyps CBO Series 1999-1 Class A1, 6.47%, 02/01/11                                                  943,390
        973,791 Denver Arena Trust, 6.94%, 11/15/19                                                                904,593
        342,843 Green Tree Recreational Equipment, 6.55%, 07/15/28                                                 340,577
      1,123,245 Greentree 96-F Class A4, 7.30%, 01/15/28                                                         1,124,862
      1,431,847 IMC Home Equity Loan 1996-4 Class A4, 7.11%, 08/25/14                                            1,424,845
        717,071 Nations Credit Grantor Trust 97-1, 6.75%, 08/15/13                                                 711,786
      2,000,000 Olympic Auto 96-D Class A5, 6.25%, 11/15/04                                                      1,993,500
                                                                                                          -----------------
                                                                                                                 8,354,798
                                                                                                          -----------------

                Total Mortgage-Related Securities                                                               43,265,669
                                                                                                          -----------------


U.S. Taxable Municipal Bonds (4.03%)
      1,100,000 Coralville, IA Taxable Capital Improvement, 8.25%, 06/01/02                                      1,101,859
      1,000,000 Detroit Michigan Building Authority, 6.60%, 07/01/03                                               999,120
      1,000,000 Las Vegas NV., 7.20%, 07/01/15                                                                     980,170
        394,315 Mille Lacs Band of Ojibwe Indians (Grand Casino) Rev. Notes, 8.00%, 06/01/04                       395,415
      1,200,000 University of Soutnern California, 5.87%, 01/01/14                                               1,051,020
                                                                                                          -----------------
                Total U.S. Taxable Municipal Bonds                                                               4,527,584
                                                                                                          -----------------

Corporate Bonds (35.22%)
Banking and Financial Services (3.93%)
        500,000 John Deere, 8.63%, 08/01/19                                                                        521,250
      2,000,000 Lehman Brothers, 6.63%, 02/05/06                                                                 1,930,000
        500,000 Northern Trust Co, 6.50%, 05/01/03                                                                 495,000
      1,500,000 Paine Webber Group Inc, 6.45%, 12/01/03                                                          1,471,875
                                                                                                          -----------------
                                                                                                                 4,418,125
                                                                                                          -----------------
Consumer Goods and Services (14.78%)
      2,000,000 Ford Motor Company, 7.13%, 11/15/25                                                              1,800,000
      1,950,000 Healthsouth Corp, 3.25%, 04/01/03                                                                1,623,375
      1,500,000 J.C. Penney & Co., 7.38%, 08/15/08                                                               1,166,250
      1,100,000 Jones Apparel, 7.50%, 06/15/04                                                                   1,056,000
      1,150,000 K-Mart Corp, 12.50%, 03/01/05                                                                    1,198,875
      1,000,000 MCI Communications, 8.25%, 01/20/23                                                              1,003,750
      2,990,000 Omnicare, 5.00%, 12/01/07                                                                        2,216,337
      5,025,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                               2,933,344
      1,000,000 Reebok International, 6.75%, 09/15/05                                                              920,000
        166,667 Secured Restaurant Trust, 10.25%, 11/15/00                                                         167,242
      2,645,000 Tupperware, 7.25%, 10/01/06                                                                      2,535,894
                                                                                                          -----------------
                                                                                                                16,621,067
                                                                                                          -----------------
Governement Agency (0.61%)
        700,000 Quebec Province, 6.19%, 03/10/26                                                                   688,625
                                                                                                          -----------------

Industrial Goods and Services (10.20%)
      1,000,000 Comdisco, 9.50%, 08/15/03                                                                        1,007,500
      2,000,000 Geon Company, 6.88%, 12/15/05                                                                    1,897,500
      1,135,000 Ikon Office, 6.75%, 11/01/04                                                                     1,052,712
      2,300,000 Olsten Corp, 7.00%, 03/15/06                                                                     2,222,375
      2,100,000 Owens-Illinois, 8.10%, 05/15/07                                                                  1,892,625
      2,000,000 Teck Corp, 3.75%, 07/15/06                                                                       1,460,000
      2,200,000 Thermo Instrument, 4.00%, 01/15/05                                                               1,933,250
                                                                                                          -----------------
                                                                                                                11,465,962
                                                                                                          -----------------
Real Estate (4.82%)
      1,250,000 Avalon Bay, 6.80%, 07/15/06                                                                      1,185,937
      2,000,000 HRPT Properties Trust, 6.88%, 08/26/02                                                           1,955,000
      1,550,000 Nationwide Health Properties, 7.23%, 11/08/06                                                    1,348,500
      1,000,000 Simon Property Group, Inc., 7.13%, 02/09/09                                                        931,250
                                                                                                          -----------------
                                                                                                                 5,420,687
                                                                                                          -----------------
Utilities (0.88%)
      1,000,000 Florida Power & Light, 6.875%, 04/01/04                                                            986,250
                                                                                                          -----------------

                Total Corporate Bonds                                                                           39,600,716
                                                                                                          -----------------

Mutual Funds (2.68%)
      3,012,963 Government Assets Fund T Shares, 6.44%**                                                         3,012,963
                                                                                                          -----------------

                Total Investments in Securities (99.24%)
                     (Cost $113,486,828)                                                                      $111,581,941

                Other Assets & Liabilities (0.76%)                                                                 857,435
                                                                                                          -----------------

                Net Assets (100.00%)                                                                          $112,439,376
                                                                                                          =================



----------------
** Rate shown is as of September 30, 2000.

The Municipal Bond Fund

Supply in the municipal market has been substantially less this year in comparison to the previous two years. Demand remains fairly strong from individuals which has led to lower rates during the past quarter. Yields have recently moved to levels that are not as attractive to individuals relative to other types of securities and therefore, there may be additional pressure on municipal yields. We continue to position the average maturity of the Municipal
Bond Fund shorter than our benchmark. We are selectively adding individual bonds that are appropriately structured. We are positioned to take advantage of higher yields while lengthening the maturity of the fund when municipal yields rise.

For the six months ended September 30, 2000, the Fund provided a total return of
3.13 percent. The Fund ended the period with net assets of $46.8 million.



VINTAGE MUTUAL FUNDS, INC.
Municipal Bond Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000


   Par Value    Description                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------

Municipal Bonds (85.93%)
 Delaware (1.07%)
        500,000 Sussex County, DE, 4.90%, 10/15/01                                                                  502,450
                                                                                                         -------------------

 Florida (3.25%)
        500,000 Jacksonville, FL Water & Sewer, 5.00%, 10/01/20                                                     508,240
        500,000 Martin County, FL, General Obligation, 4.25%, 02/01/01                                              499,600
        500,000 State of Florida Board of Education, 5.13%, 06/01/05                                                511,315
                                                                                                         -------------------
                                                                                                                  1,519,155
                                                                                                         -------------------
 Idaho (1.08%)
        500,000 Meridian Joint School District, #2 Idaho, 5.00%, 07/30/03                                           505,895
                                                                                                         -------------------

 Illinois (17.29%)
        200,000 Cherry Valley General Obligations, 6.60%, 01/01/01                                                  201,030
      1,000,000 Chicago General Obligations, 5.38%, 01/01/13                                                      1,016,540
      1,000,000 Cook County Series B, 4.90%, 11/15/10                                                               992,230
      1,000,000 Illinois Health Facility-Northwestern, 6.75%, 08/15/11                                            1,036,800
        465,000 Illinois Housing Development Authority Single Family, 6.50%, 02/01/09                               481,266
      1,000,000 Illinois State Sales Tax Revenue, 5.00%, 06/15/09                                                 1,008,360
      1,000,000 Illinois State Toll Highway Authority Revenue, 5.50%, 01/01/14                                    1,023,570
      1,000,000 Joliet Illinois, 6.25%, 01/01/11                                                                  1,017,860
      1,000,000 Macon County And Decatur Illinois Ctf Partn, 6.50%, 01/01/04                                      1,055,200
        250,000 Winnebago County, Il School District 122, 5.75%, 06/01/01                                           252,200
                                                                                                         -------------------
                                                                                                                  8,085,056
                                                                                                         -------------------
 Indiana (13.79%)
      1,000,000 Evansville, IN Building Authority, 5.30%, 08/01/08                                                1,028,330
      1,000,000 Highland, IN Sch Bldg Corp, 5.25%, 07/05/14                                                         983,570
        500,000 Indiana Bond Bank (Elkhart Water\Sewer Refunding), 5.55%, 11/01/10                                  507,705
      1,000,000 Indiana University Higher Ed, 6.80%, 08/01/04                                                     1,036,460
      1,000,000 Indianapolis, IN Public Transportation, 6.00%, 07/01/10                                           1,048,620
      1,000,000 Kokomo-Center, IN School Building Corp., 6.75%, 07/15/04                                          1,071,110
        750,000 Marion County, IN, 6.60%, 06/01/03                                                                  774,457
                                                                                                         -------------------
                                                                                                                  6,450,252
                                                                                                         -------------------
 Iowa (1.12%)
        500,000 Iowa State Certificate Participation, 6.50%, 07/01/06                                               522,785
                                                                                                         -------------------

 Kansas (2.16%)
      1,000,000 Johnson County, KS, School District #233, 5.30%, 09/01/13                                         1,012,210
                                                                                                         -------------------

 Massachusetts (2.19%)
        500,000 Massachusetts Bay Transportation Authority, 5.30%, 03/01/08                                         520,030
        500,000 Massachusetts State Port Authority, 5.50%, 07/01/15                                                 504,085
                                                                                                         -------------------
                                                                                                                  1,024,115
                                                                                                         -------------------
 Michigan (4.33%)
      1,000,000 Michigan State HFA, 5.75%, 05/15/16                                                               1,012,050
      1,000,000 Wayne State University, 5.38%, 11/15/13                                                           1,010,440
                                                                                                         -------------------
                                                                                                                  2,022,490
                                                                                                         -------------------
 Minnesota (2.18%)
      1,000,000 Minneapolis, MN , Reference Series A, 5.10%, 12/01/08                                             1,019,030
                                                                                                         -------------------

 New Jersey (1.08%)
        500,000 New Jersey Wastewater Treatment Trust Series A, 4.80%, 09/01/06                                     505,115
                                                                                                         -------------------

 New York (2.14%)
      1,000,000 Long Island NY Power, 4.10%, 12/01/00                                                               999,260
                                                                                                         -------------------

 Ohio (2.07%)
      1,000,000 Hamilton County, OH Sewer, 5.00%, 12/01/14                                                          968,360
                                                                                                         -------------------

 Pennsylvania (2.06%)
      1,000,000 Northampton County, PA, 5.00%, 08/15/14                                                             964,060
                                                                                                         -------------------

 Rhode Island (1.08%)
        500,000 Rhode Island State, 4.90%, 06/15/04                                                                 505,540
                                                                                                         -------------------

 Texas (7.66%)
        500,000 Dallas, TX, Water & Sewer, 4.90%, 04/01/04                                                          503,040
      1,000,000 Pharr-San Juan-Alamo, TX, Independent School District, 5.25%, 02/01/08                            1,023,180
        900,000 Sam Rayburn Texas Municipal, 6.00%, 09/01/10                                                        982,197
      1,000,000 San Antonio, TX, 6.00%, 08/01/08                                                                  1,073,500
                                                                                                         -------------------
                                                                                                                  3,581,917
                                                                                                         -------------------
 Utah (1.11%)
        500,000 Salt Lake County, UT,  5.50%  12/15/04                                                              518,950
                                                                                                         -------------------

 Virginia (2.63%)
      1,000,000 Virginia Beach, VA, 5.40%, 09/01/09                                                               1,032,100
        195,000 Virginia Educational Loan Authority Series E, 5.50%, 03/01/01                                       195,768
                                                                                                         -------------------
                                                                                                                  1,227,868
                                                                                                         -------------------
 Washington (10.64%)
      1,000,000 Benton County, WA, Public Utility, 5.45%, 11/01/08                                                1,034,980
        800,000 Grant County, WA, Public Utilities Hydro-Electric, 5.60%, 01/01/10                                  829,824
      1,000,000 Pierce County, WA, School District #001, 6.00%, 12/01/10                                          1,083,880
      1,000,000 Skagit County, WA, 5.35%, 12/01/09                                                                1,024,180
      1,000,000 Thurston County, WA #111, 5.00%, 12/01/10                                                         1,002,560
                                                                                                         -------------------
                                                                                                                  4,975,424
                                                                                                         -------------------
 Wisconsin (6.46%)
        500,000 Milwaukee, WI, 5.15%, 11/15/08                                                                      506,600
        500,000 Sturgen Bay, 4.90%, 01/01/06                                                                        502,200
      1,000,000 Wisconsin State Government Obligation,  5.00%, 05/01/11                                             995,080
      1,000,000 Wisconsin State Series A,  5.00%, 05/01/09                                                        1,016,030
                                                                                                         -------------------
                                                                                                                  3,019,910
                                                                                                         -------------------
 Wyoming (0.54%)
        250,000 Cheyenne, WY General Obligations Unlimited, 5.45%, 12/01/01                                         252,913
                                                                                                         -------------------

                Total Municipal Bonds                                                                            40,182,755
                                                                                                         -------------------

Alternative Minimum Tax Paper (10.42%)
      1,000,000 Alaska Student Loan, 5.63%, 07/01/07                                                              1,025,230
        500,000 Austin, TX,  Airport Revenue, 5.50%, 11/15/06                                                       516,485
        300,000 Illinois Student Assistance Commission, Student Loan Revenue, Series M, 6.30%, 03/01/03             308,778
        500,000 Iowa Student Loan, 5.75%, 12/01/06                                                                  514,305
      1,000,000 Iowa Student Loan Liquidity Corp. Series C,  5.10%, 06/01/09                                        993,020
        395,000 Massachusetts Education Loan Authority,  5.60%, 07/01/06                                            408,288
         25,000 New Mexico Educational Assistance, 5.75%, 08/01/07                                                   25,766
         80,000 Student Loan Funding Corp., Series C, 5.50%, 12/01/01                                                80,340
      1,000,000 Utah Bd Regents, 5.20%, 05/01/08                                                                  1,003,060
                                                                                                         -------------------
                Total Alternative Minimum Tax Paper                                                               4,875,272
                                                                                                         -------------------

Mutual Funds (2.65%)
      1,239,119 Municipal Assets Fund I Shares, 5.04%**                                                           1,239,119
                                                                                                         -------------------

                Total Investments in Securities (99.00%)
                     (Cost $45,929,014)                                                                         $46,297,146

                Other Assets & Liabilities (1.00%)                                                                  466,028
                                                                                                         -------------------

                Net Assets (100.00%)                                                                            $46,763,174
                                                                                                         ===================


----------------
** Rate shown is as of September 30, 2000.




The Vintage Balanced Fund

During the third quarter no change occurred to our allocation between stocks and bonds. The stocks and bonds in the fund both performed well during the quarter.
We remain cautious in regards to interest rates as inflationary pressures have mounted. We are maintaining a shorter-than-average maturity in the bond portion of the portfolio and are over-weighting corporate bonds. In the stock market we look for mixed earnings reports for the third quarter. In light of this we continue to seek strong performance from those companies that offer consistent, high quality, growth oriented earnings. As equities were pressured following quarter's end, we increased our equity exposure to capture the benefits of a lower market valuation.

For the six months ended September 30, 2000, the Fund provided a total return of (2.35) percent. The Fund ended the period with net assets of $87.2 million.


VINTAGE MUTUAL FUNDS, INC.
Balanced Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000

    Shares/
   Par Value    Description                                                                                     Value
----------------------------------------------------------------------------------------------------------------------------

US Treasury Bonds (4.34%)
     $1,300,000 7.50%, 11/15/16                                                                                  $1,481,181
        500,000 7.25%, 08/15/22                                                                                     568,280
      1,000,000 7.13%, 02/15/23                                                                                   1,123,120
        500,000 8.00%, 11/15/21                                                                                     610,780
                                                                                                          ------------------
                Total U.S. Treasury Bonds                                                                         3,783,361
                                                                                                          ------------------

U.S. Treasury Notes (1.77%)
        300,000 6.25%, 01/31/02                                                                                     300,186
        500,000 6.00%, 08/15/04                                                                                     501,560
        750,000 5.63%, 12/31/02                                                                                     744,375
                                                                                                          ------------------
                Total U.S. Treasury Notes                                                                         1,546,121
                                                                                                          ------------------

U.S. Government Agencies (5.95%)
        550,000 Federal Home Loan Bank, 6.13%, 08/15/03                                                             544,401
      1,000,000 Federal Home Loan Mortgage Corp., 5.00%, 01/15/04                                                   955,440
      1,500,000 Federal National Mortgage Assoc., 7.25%, 01/15/10                                                 1,546,845
        350,000 Federal National Mortgage Assoc., 6.05%, 07/28/03                                                   344,463
      1,800,000 Federal National Mortgage Assoc. Discount Note, 10/02/00                                          1,799,690
                                                                                                          ------------------
                Total U.S. Government Agencies                                                                    5,190,839
                                                                                                          ------------------

Mortgage Related Securities (10.24%)
 Collateralized Mortgage Obligations (0.27%)
          2,179 Federal National Mortgage Assoc., 1992-34 Class E, 7.00%, 07/25/20                                    2,169
        129,803 Federal National Mortgage Assoc., 1992-46 Class J, 5.00%, 01/25/07                                  125,788
         38,125 Federal National Mortgage Assoc., 1994-85 Class E, 6.00%, 11/25/06                                   37,829
        100,265 Salomon Bros. Mortgage Sec. VII, 1995-1 Class PO, 10.54%***, 02/25/25                                68,392
                                                                                                          ------------------
                                                                                                                    234,178
                                                                                                          ------------------
 Federal Home Loan Mortgage Corp. Mortgage-Backed Pools (2.72%)
        482,747 #C00896, 7.50%, 12/01/29                                                                            482,294
        402,067 #C00592, 7.00%, 02/01/28                                                                            395,988
        529,118 #17281, 6.50%, 11/02/28                                                                             510,228
        532,935 #19588, 6.50%, 12/01/28                                                                             513,819
        469,622 #E20252, 7.00%, 07/01/11                                                                            468,189
                                                                                                          ------------------
                                                                                                                  2,370,518
                                                                                                          ------------------
 Federal National Mortgage Assoc. Mortgage-Backed Pools (2.72%)
         97,126 #251286, 7.00%, 11/01/27                                                                             95,640
        487,353 #251697, 6.50%, 05/01/28                                                                            470,432
        461,506 #252334, 6.50%, 02/01/29                                                                            444,125
        531,333 #323640, 7.50%, 04/01/29                                                                            530,334
        505,373 #428865, 7.00%, 06/01/28                                                                            496,509
        340,852 #430203, 7.00%, 06/01/28                                                                            334,948
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  2,371,988
                                                                                                          ------------------
 Government National Mortgage Assoc. Mortgage-Backed Pools (4.17%)
        139,221 #376218, 7.50%, 08/15/25                                                                            139,635
         97,022 #412334, 7.00%, 10/15/27                                                                             95,597
        322,655 #451522, 7.50%, 10/15/27                                                                            323,617
        501,908 #462556, 6.50%, 02/15/28                                                                            485,697
        524,137 #469699, 7.00%, 11/15/28                                                                            517,088
        429,864 #486467, 7.00%, 08/15/28                                                                            424,138
        448,551 #486760, 6.50%, 12/15/28                                                                            433,403
        190,212 #780075, 8.00%, 03/15/25                                                                            193,526
        486,867 #780453, 7.50%, 12/15/25                                                                            488,590
        389,041 #780584, 7.00%, 06/15/27                                                                            384,851
        144,773 #780619, 7.00%, 08/15/12                                                                            145,119
                                                                                                          ------------------
                                                                                                                  3,631,261
                                                                                                          ------------------
Asset Backed Securities (0.36%)
        157,137 Green Tree Recreational Equipment, 6.55%, 07/15/28                                                  156,098
        158,995 UCFC Home Equity Loan, 7.48%, 03/15/20                                                              159,071
                                                                                                          ------------------
                                                                                                                    315,169
                                                                                                          ------------------

                Total Mortgage-Related Securities                                                                 8,923,114
                                                                                                          ------------------

U.S. Taxable Municipal Bonds (1.84%)
        350,000 Coralville, IA Taxable Capital Improvement, 8.25%, 06/01/02                                         350,592
        205,000 Berry Creek, CO, 6.65%, 12/01/01                                                                    204,775
        195,000 Fulton, MO Golf Course, 7.60%, 07/01/11                                                             198,385
        135,945 Mille Lacs Band Of Ojibwe Indians, 8.00%, 06/01/04                                                  136,324
        200,000 New Orleans, LA Hsg. Dev., 8.00%, 12/01/03                                                          201,182
        250,000 Portland, OR Multifamily Hsg., 7.625%, 12/01/01                                                     250,752
        300,000 University of Southern California, 5.87%, 01/01/14                                                  262,755
                                                                                                          ------------------
                Total U.S. Taxable Municipal Bonds                                                                1,604,765
                                                                                                          ------------------

Corporate Bonds (14.92%)
 Banking and Financial Services (3.47%)
        400,000 American Express, 6.25%, 08/10/05                                                                   403,252
        500,000 Bear Stearns, 6.25%, 07/15/05                                                                       478,750
        460,000 Hubco, Inc, 7.75%, 01/15/04                                                                         443,900
        250,000 Lehman Bros. MTN, 8.05%, 01/15/19                                                                   245,313
        500,000 Merrill Lynch, 6.25%, 10/15/08                                                                      465,000
        500,000 Paine Webber Group Inc, 6.45%, 12/01/03                                                             490,625
        500,000 Salomon Smith Barney, 6.63%, 11/15/03                                                               495,625
                                                                                                          ------------------
                                                                                                                  3,022,465
                                                                                                          ------------------
Consumer Goods and Services (4.98%)
        500,000 Ford Motor Company, 7.13%, 11/15/25                                                                 450,000
        550,000 Healthsouth Corp, 3.25%, 04/01/03                                                                   457,875
        500,000 J.C. Penney & Co., 6.13%, 11/15/03                                                                  440,000
        400,000 Jones Apparel, 7.50%, 06/15/04                                                                      384,000
        350,000 K Mart Corp, 12.50%, 03/01/05                                                                       364,875
      1,000,000 Omnicare, 5.00%, 12/01/07                                                                           741,250
      1,600,000 Pep Boys - Manny, Moe & Jack Zero Coupon, 09/20/11                                                  934,000
        100,000 Reebok International, 6.75%, 09/15/05                                                                92,000
        500,000 Tupperware, 7.25%, 10/01/06                                                                         479,375
                                                                                                          ------------------
                                                                                                                  4,343,375
                                                                                                          ------------------
 Government Agency (0.34%)
        300,000 Quebec Province, 6.19%, 03/10/26                                                                    295,125
                                                                                                          ------------------

 Industrial Goods and Services (3.92%)
        100,000 ATCH Top & SF, 7.09%, 02/15/01                                                                       99,828
        500,000 Cummins Engine, 6.75%, 02/15/27                                                                     464,375
        500,000 Ikon Office, 6.75%, 11/01/04                                                                        463,750
        245,000 Millipore Corp, 7.20%, 04/01/02                                                                     240,406
        800,000 Olsten Corp, 7.00%, 03/15/06                                                                        773,000
        500,000 Owens-Illinois, 8.10%, 05/15/07                                                                     450,625
        600,000 Teck Corp, 3.75%, 07/15/06                                                                          438,000
        550,000 Thermo Instrument, 4.00%, 01/15/05                                                                  483,312
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  3,413,296
                                                                                                          ------------------
 International (0.19%)
        150,000 Nova Scotia, 8.25%, 11/15/19                                                                        163,688
                                                                                                          ------------------

 Real Estate (1.45%)
        500,000 Avalon Bay, 6.80%, 07/15/06                                                                         474,375
        500,000 HRPT Properties Trust, 6.88%, 08/26/02                                                              488,750
        350,000 Nationwide Health Properties, 7.23%, 11/08/06                                                       304,500
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  1,267,625
                                                                                                          ------------------
Utilities (0.57%)
        500,000 Washington Water And Power, 6.24%, 10/02/00                                                         500,000
                                                                                                          ------------------

                Total Corporate Bonds                                                                            13,005,574
                                                                                                          ------------------

Common Stocks (60.88%)
 Advertising (0.92%)
         11,000 Omnicom Group                                                                                       802,312
                                                                                                          ------------------

 Banking (2.30%)
         23,400 Bank Of New York                                                                                  1,311,863
         15,000 Wells Fargo                                                                                         689,062
                                                                                                          ------------------
                                                                                                                  2,000,925
                                                                                                          ------------------
 Broadcasting (1.30%)
         20,000 Clear Channel Communications*                                                                     1,130,000
                                                                                                          ------------------

 Computer Hardware (4.38%)
         30,000 Cisco Systems*                                                                                    1,657,500
          8,800 IBM                                                                                                 990,000
         10,000 Sun Microsystems*                                                                                 1,167,500
                                                                                                          ------------------
                                                                                                                  3,815,000
                                                                                                          ------------------
 Computer-Software & Peripherals (2.27%)
         20,000 Citrix Systems*                                                                                     401,250
         26,200 Microsoft*                                                                                        1,578,550
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  1,979,800
                                                                                                          ------------------
 Consumer Goods & Services (1.09%)
         17,000 Kimberly-Clark                                                                                      948,812
                                                                                                          ------------------

 Containers and Packaging (1.06%)
         20,000 Avery Dennison                                                                                      927,500
                                                                                                          ------------------

 Diversified (2.50%)
          7,500 Kansas City Southern*                                                                                65,156
         13,000 Minnesota Mining and Manufacturing                                                                1,184,625
         18,000 Tyco International                                                                                  933,750
                                                                                                          ------------------
                                                                                                                  2,183,531
                                                                                                          ------------------
 Electrical & Electronic (3.41%)
         24,000 General Electric                                                                                  1,384,500
         24,000 General Motors H*                                                                                   892,320
         15,000 Solectron*                                                                                          691,875
                                                                                                          ------------------
                                                                                                                  2,968,695
                                                                                                          ------------------
 Financial Services (6.52%)
         30,000 AXA Financial                                                                                     1,528,125
         26,666 Citigroup                                                                                         1,441,631
         16,000 Fannie Mae                                                                                        1,144,000
         10,000 Morgan Stanley Dean Witter                                                                          914,375
         15,000 Stilwell Financial                                                                                  652,500
                                                                                                          ------------------
                                                                                                                  5,680,631
                                                                                                          ------------------
 Health Care Products and Services (1.13%)
         20,800 Abbott Laboratories                                                                                 989,300
                                                                                                          ------------------

 Industrial Goods and Services (1.99%)
         25,000 United Technologies                                                                               1,731,250
                                                                                                          ------------------

 Insurance (1.51%)
         13,710 American International Group                                                                      1,311,876
                                                                                                          ------------------

 Internet Related (2.59%)
         20,000 America Online*                                                                                   1,075,000
         24,000 Exodus Communications*                                                                            1,185,000
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  2,260,000
                                                                                                          ------------------
 Medical Equipment & Supplies (2.51%)
         20,000 Guidant*                                                                                          1,413,750
         15,000 Medtronic                                                                                           777,187
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  2,190,937
                                                                                                          ------------------
 Oil & Gas Exploration Products & Services (6.92%)
         25,000 Coastal                                                                                           1,853,125
         10,000 Enron                                                                                               876,250
          8,000 Exxon Mobile                                                                                        713,000
         18,300 Halliburton                                                                                         895,556
         13,800 Schlumberger                                                                                      1,135,913
         13,000 Weatherford International*                                                                          559,000
                                                                                                          ------------------
                                                                                                                  6,032,844
                                                                                                          ------------------
 Pharmaceuticals (3.70%)
         15,000 American Home Products                                                                              848,438
         20,000 Bristol-Myers Squibb                                                                              1,142,500
         27,500 Pfizer                                                                                            1,235,781
                                                                                                          ------------------
                                                                                                                  3,226,719
                                                                                                          ------------------
 Retail - General Merchandise (1.69%)
         30,000 Gap                                                                                                 603,750
         34,000 Target                                                                                              871,250
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  1,475,000
                                                                                                          ------------------
 Retail - Specialty Stores (2.27%)
         23,000 Lowe's                                                                                            1,032,125
         25,000 Walgreen                                                                                            948,437
                                                                                                          ------------------
                                                                                                                  1,980,562
                                                                                                          ------------------
 Semiconductors (2.43%)
         36,000 Intel                                                                                             1,498,500
          7,000 Vitesse Semiconductor*                                                                              622,563
                                                                                                          ------------------
                                                                                                                  2,121,063
                                                                                                          ------------------
 Technology (0.43%)
          8,000 Texas Instruments                                                                                   377,500
                                                                                                          ------------------

 Telecommunications-Services and Equipment (7.19%)
         35,000 ADC Telecommunications*                                                                             941,172
         20,000 DMC Stratex Networks*                                                                               321,250
         40,000 Ericsson Telephone                                                                                  592,500
         25,000 Worldcom*                                                                                           759,375
         45,000 Motorola                                                                                          1,271,250
         40,000 Nortel Networks                                                                                   2,382,500
                                                                                                          ------------------
                                                                                                          ------------------
                                                                                                                  6,268,047
                                                                                                          ------------------
 Utilities (0.77%)
         30,000 Avista                                                                                              675,000
                                                                                                          ------------------

                Total Common Stocks                                                                              53,077,304
                                                                                                          ------------------

Mutual Funds (0.11%)
         95,828 Government Assets Fund T Shares, 6.44%**                                                             95,828
                                                                                                          ------------------


                Total Investments in Securities (100.05%)
                     (Cost $74,923,680)                                                                         $87,226,906

                Other Assets & Liabilities (-0.05%)                                                                 (45,375)
                                                                                                          ------------------

                Net Assets (100.00%)                                                                            $87,181,531
                                                                                                          ==================

----------------
  * Represents non-income producing securities. ** Rate shown is as of September
30, 2000.
***  Principal only  represents  securities that entitle holders to receive only principal  payments on the underlying  mortgages.  The yield to maturity of principal  only is  sensitive  to the  rate of  principal  payments  on the underlying mortgages. A slow
      (rapid) rate of principal repayments may have an adverse (positive) effect on yield to maturity.  The interest rate disclosed  represents the current yield at date of purchase.




The Vintage Equity Fund

The market volatility for the first six months of our fiscal year shows through quite clearly in the price of the Fund, yet it ended the six months (September
30, 2000) up 2.1%. We expect volatility to continue in the coming months. The new regulation FD (fair disclosure) is an unknown factor going forward and may have some additional effect on volatility.

The Fund holdings will continue to be focused on larger capitalization companies in the growth sector of the economy. Our present heavier concentrations in Finance, Healthcare, and Energy will be maintained as we see further dynamic growth in these areas both in earnings and in price action. We maintain a slightly overweight position in Technology as we see the great need for more
Technology to maintain the productivity numbers needed to hold down inflation.

We continue to stress  diversification  of our assets to participate in the many
growth   sectors  of  our  economy.   The  top  Fund  holdings   include  Pfizer
(Pharmaceuticals),  Morgan Stanley (Finance), Nortel (Communications-Technology)
and  General  Electric  (Capital  Goods-Finance,  etc.).  These and  other  Fund holdings  offer great  opportunity  to increase  earnings  and market  share and subsequently stock appreciation.

For the six months ended September 30, 2000, the Fund provided a total return of
0.52 percent for S class shareholders and 0.64 percent for T class shareholders.
The Fund ended the period with combined net assets of $556.1 million.





VINTAGE MUTUAL FUNDS, INC.
Equity Fund
Schedule of Portfolio Investments (Unaudited)
September 30, 2000



    Shares      Description                                                                                    Value
----------------------------------------------------------------------------------------------------------------------------

Common Stocks (99.11%)
Banking (5.98%)
        180,000 Bank of America                                                                                   9,427,500
        220,000 Bank of New York                                                                                 12,333,750
        250,000 Wells Fargo                                                                                      11,484,375
                                                                                                         -------------------
                                                                                                                 33,245,625
                                                                                                         -------------------
Biotechnology (4.55%)
        240,000 Amgen*                                                                                           16,758,750
        140,000 Biogen*                                                                                           8,540,000
                                                                                                         -------------------
                                                                                                         -------------------
                                                                                                                 25,298,750
                                                                                                         -------------------
Broadcasting (1.42%)
        140,000 Clear Channel Communications*                                                                     7,910,000
                                                                                                         -------------------

Business Services (2.62%)
        240,000 American Express                                                                                 14,580,000
                                                                                                         -------------------

Computer Hardware (6.15%)
        260,000 Cisco Systems, Inc.*                                                                             14,365,000
        200,000 EMC*                                                                                             19,825,000
                                                                                                         -------------------
                                                                                                                 34,190,000
                                                                                                         -------------------
Computer - Software and Peripherals (3.51%)
        170,000 Citrix Systems*                                                                                   3,410,625
        150,000 Microsoft*                                                                                        9,037,500
         90,000 Oracle*                                                                                           7,087,500
                                                                                                         -------------------
                                                                                                                 19,535,625
                                                                                                         -------------------
Diversified (4.00%)
        130,000 Minnesota Mining and Manufacturing                                                               11,846,250
        200,000 Tyco International                                                                               10,375,000
                                                                                                         -------------------
                                                                                                                 22,221,250
                                                                                                         -------------------
Electrical & Electronic (6.80%)
        300,000 General Electric                                                                                 17,306,250
        360,000 General Motors H*                                                                                13,384,800
        200,000 Honeywell                                                                                         7,125,000
                                                                                                         -------------------
                                                                                                                 37,816,050
                                                                                                         -------------------
Energy (1.90%)
        250,000 Williams                                                                                         10,562,500
                                                                                                         -------------------

Financial Services (10.77%)
        200,000 Chase Manhattan                                                                                   9,237,500
        200,000 Citigroup                                                                                        10,812,500
        200,000 Federal Home Loan Mortgage                                                                       10,812,500
        150,000 Fannie Mae                                                                                       10,725,000
        200,000 Morgan Stanley Dean Witter                                                                       18,287,500
                                                                                                         -------------------
                                                                                                                 59,875,000
                                                                                                         -------------------
Health Care Products and Services (2.87%)
        200,000 Baxter International                                                                             15,962,500
                                                                                                         -------------------

Home Furnishings (0.43%)
        104,000 Newell Rubbermaid                                                                                 2,372,500
                                                                                                         -------------------

Insurance (2.92%)
        170,000 American International Group                                                                     16,266,875
                                                                                                         -------------------

 Internet Related (3.13%)
        140,000 America Online*                                                                                   7,525,000
        200,000 Exodus Communications*                                                                            9,875,000
                                                                                                         -------------------
                                                                                                         -------------------
                                                                                                                 17,400,000
                                                                                                         -------------------
 Oil & Gas Exploration Products & Services (11.02%)
        120,000 Anadarko Petroleum                                                                                7,975,200
        140,000 Apache                                                                                            8,277,500
        200,000 El Paso Energy                                                                                   12,325,000
        130,000 Enron                                                                                            11,391,250
        200,000 Halliburton                                                                                       9,787,500
        140,000 Schlumberger                                                                                     11,523,750
                                                                                                         -------------------
                                                                                                                 61,280,200
                                                                                                         -------------------
Pharmaceuticals (8.12%)
        250,000 American Home Products                                                                           14,140,625
        150,000 Lilly (Eli) & Co.                                                                                12,168,750
        420,000 Pfizer                                                                                           18,873,750
                                                                                                         -------------------
                                                                                                                 45,183,125
                                                                                                         -------------------
Retail - General Merchandise (2.69%)
        320,000 Target                                                                                            8,200,000
        140,000 Walmart                                                                                           6,737,500
                                                                                                         -------------------
                                                                                                                 14,937,500
                                                                                                         -------------------
Retail - Specialty Stores (3.40%)
        150,000 CVS Corp                                                                                          6,946,875
        225,000 Home Depot                                                                                       11,939,063
                                                                                                         -------------------
                                                                                                                 18,885,938
                                                                                                         -------------------
Semiconductors (3.62%)
        120,000 Intel                                                                                             4,995,000
        170,000 Vitesse Semiconductor*                                                                           15,119,375
                                                                                                         -------------------
                                                                                                                 20,114,375
                                                                                                         -------------------
Technology (2.21%)
        260,000 Texas Instruments                                                                                12,268,750
                                                                                                         -------------------

Telecommunications - Services and Equipment (11.00%)
        200,000 ADC Telecommunications*                                                                           5,378,125
        200,000 Lucent Technologies                                                                               6,112,500
        180,000 Verizon                                                                                           8,718,750
        260,000 Worldcom*                                                                                         7,897,500
        300,000 Motorola                                                                                          8,475,000
        300,000 Nortel Networks                                                                                  17,868,750
        140,000 Qwest Communications                                                                              6,728,750
                                                                                                         -------------------
                                                                                                                 61,179,375
                                                                                                         -------------------

                Total Common Stocks                                                                             551,085,938
                                                                                                         -------------------

Mutual Funds (0.35%)
      5,156,623 Government Assets Fund T Shares, 6.44%**                                                          5,156,623
                                                                                                         -------------------


                Total Investments in Securities (100.04%)
                     (Cost $340,466,887)                                                                       $556,242,561

                Other Assets & Liabilities (-0.04%)                                                                (190,694)
                                                                                                         -------------------

                Net Assets (100.00%)                                                                           $556,051,867
                                                                                                         ===================



----------------
 * Represents non-income producing securities.  ** Rate shown is as of September
30, 2000.




The Vintage Aggressive Growth Fund

The Aggressive Growth Fund ended the period with overweight positions in the technology, healthcare and energy sectors. Over the last six months the major change in the Fund is the increased weighting in the Healthcare sector. The Fund has increased its exposure from 13% to 24% as a result of adding biotech and genomic holdings. We believe the genomics industry is at the forefront of spectacular growth, similar to the PC industry in the 1970's. The technology sector weighting has declined over the past several months due to taking profits during strong performance in August and then a weak NASDAQ in September. The sectors with declining emphasis were basic materials, capital goods and consumer staples. We continue to emphasize companies with fast top and bottom line growth rates.

As of Sept. 30, 2000, the Fund's top holdings included Fannie Mae, Vitesse Semiconductor, Redback Networks, American Home Products,
and Bank of New York.

For the six months ended September 30, 2000, the Fund provided a total return of
0.34 percent. The Fund ended the period with net assets of $153.2 million.



VINTAGE MUTUAL FUNDS, INC.
Aggressive Growth
Schedule of Portfolio Investments (Unaudited)
September 30, 2000


    Shares      Description                                                                                    Value
---------------------------------------------------------------------------------------------------------------------------

Common Stocks (95.23%)
Banking (2.56%)
         70,000 Bank of New York                                                                                 3,924,375
                                                                                                          -----------------

Basic Materials (0.29%)
         10,000 Sealed Air*                                                                                        452,500
                                                                                                          -----------------

Biotechnology (9.51%)
         35,000 Amgen*                                                                                           2,443,984
         15,000 Biogen*                                                                                            915,000
          6,000 Biomatrix*                                                                                         105,000
         20,000 Diversa*                                                                                           540,000
          5,000 Genentech*                                                                                         928,438
         20,000 Genzyme*                                                                                         1,363,750
          5,000 Immunex*                                                                                           217,500
         10,000 Incyte Genomics*                                                                                   411,250
         14,000 Inhale Therapeutic*                                                                                789,250
         28,000 PE Corp                                                                                          3,262,000
          5,000 Celera Genomics*                                                                                   498,125
         20,000 Perkinelmer                                                                                      2,087,500
          5,000 Techne*                                                                                            560,000
          5,000 Waters*                                                                                            445,000
                                                                                                          -----------------
                                                                                                                14,566,797
                                                                                                          -----------------
Broadcasting (1.66%)
         45,000 Clear Channel Communications*                                                                    2,542,500
                                                                                                          -----------------

Capital Goods (0.47%)
         15,000 Millipore                                                                                          726,563
                                                                                                          -----------------

Computer Hardware (0.72%)
         20,000 Cisco Systems*                                                                                   1,105,000
                                                                                                          -----------------

Computer - Software and Peripherals (1.44%)
         35,000 Citrix Systems*                                                                                    702,188
         10,000 Oracle*                                                                                            787,500
          5,000 Veritas Software*                                                                                  710,000
                                                                                                          -----------------
                                                                                                                 2,199,688
                                                                                                          -----------------
Diversified (0.97%)
          5,000 Corning                                                                                          1,485,000
                                                                                                          -----------------

Electrical & Electronic (1.20%)
         40,000 Solectron*                                                                                       1,845,000
                                                                                                          -----------------

Energy (1.89%)
         15,000 Dynegy                                                                                             855,000
         50,000 Kinder Morgan                                                                                    2,046,875
                                                                                                          -----------------
                                                                                                                 2,901,875
                                                                                                          -----------------
Entertainment (1.02%)
         20,000 Time Warner                                                                                      1,565,000
                                                                                                          -----------------

Financial Services (8.08%)
         40,000 Chase Manhattan                                                                                  1,847,500
         46,666 Citigroup                                                                                        2,522,881
         65,000 Fannie Mae                                                                                       4,647,500
         20,000 Morgan Stanley Dean Witter                                                                       1,828,750
         35,200 Stilwell Financial                                                                               1,531,200
                                                                                                          -----------------
                                                                                                                12,377,831
                                                                                                          -----------------
Health Care Products and Services (3.59%)
         48,000 Baxter International                                                                             3,831,000
         48,600 Edwards Lifesciences*                                                                            1,060,087
         25,000 Stericycle*                                                                                        612,500
                                                                                                          -----------------
                                                                                                                 5,503,587
                                                                                                          -----------------
Industrial Goods & Services (0.68%)
         15,000 United Technologies                                                                              1,038,750
                                                                                                          -----------------

Internet Related (5.70%)
         20,000 Netegrity*                                                                                       1,400,000
         30,000 Niku*                                                                                              731,250
         15,000 Phone.com*                                                                                       1,704,375
          5,000 Selectica*                                                                                         199,375
         55,000 Vignette*                                                                                        1,643,125
         26,500 Webmethods*                                                                                      3,050,812
                                                                                                          -----------------
                                                                                                                 8,728,937
                                                                                                          -----------------
Materials (0.50%)
         30,000 Alcoa                                                                                              759,375
                                                                                                          -----------------

Medical Equipment & Supplies (3.06%)
         15,000 Arthocare*                                                                                         291,563
         50,000 Guidant*                                                                                         3,534,375
         20,000 Varian*                                                                                            861,250
                                                                                                          -----------------
                                                                                                                 4,687,188
                                                                                                          -----------------
Oil & Gas Exploration Products & Services (11.24%)
         20,000 Coastal                                                                                          1,482,500
         18,200 Devon Energy                                                                                     1,094,730
         40,000 Enron                                                                                            3,505,000
         35,000 Halliburton                                                                                      1,712,812
         20,000 Schlumberger                                                                                     1,646,250
         70,000 Seitel                                                                                           1,006,250
         35,000 Core Laboratories                                                                                  859,688
         10,000 Hanover Compressor                                                                                 329,375
         54,840 Transocean Sedco Forex                                                                           3,214,995
         55,000 Weatherford International*                                                                       2,365,000
                                                                                                          -----------------
                                                                                                                17,216,600
                                                                                                          -----------------
Pharmaceuticals (7.57%)
         10,000 Alpharma                                                                                           611,250
         25,000 Alza*                                                                                            2,162,500
         70,000 American Home Products                                                                           3,959,375
         43,000 Bristol-Myers Squibb                                                                             2,456,375
          9,400 Elan ADR*                                                                                          514,650
         20,000 Mylan Laboratories                                                                                 538,750
         30,000 Pfizer                                                                                           1,348,125
                                                                                                          -----------------
                                                                                                                11,591,025
                                                                                                          -----------------
Retail - General Merchandise (0.50%)
         30,000 Target                                                                                             768,750
                                                                                                          -----------------

Retail - Specialty Stores (2.09%)
         10,000 Best Buy*                                                                                          636,250
         57,300 Lowe's                                                                                           2,571,337
                                                                                                          -----------------
                                                                                                                 3,207,587
                                                                                                          -----------------
Semiconductors (4.79%)
          5,000 Globespan*                                                                                         610,000
         60,000 Intel                                                                                            2,497,500
         47,500 Vitesse Semiconductor*                                                                           4,224,531
                                                                                                          -----------------
                                                                                                                 7,332,031
                                                                                                          -----------------
Technology (5.78%)
         20,000 Amphenol*                                                                                        1,138,750
         22,500 Inktomi*                                                                                         2,565,000
         45,000 Parametric Technology*                                                                             492,187
         30,000 Signalsoft*                                                                                      1,218,750
         17,300 Speechworks International*                                                                       1,072,600
         30,000 Symbol Technologies*                                                                             1,078,125
         48,500 Versata*                                                                                         1,285,250
                                                                                                          -----------------
                                                                                                                 8,850,662
                                                                                                          -----------------
Telecommunications Services & Equipment (19.49%)
        104,000 ADC Telecommunications*                                                                          2,796,625
         15,000 Aether Systems*                                                                                  1,582,500
         27,500 Avenex*                                                                                          2,961,406
         70,000 DMC Stratex Networks*                                                                            1,124,375
         30,000 Ericsson Telephone*                                                                                444,375
         40,000 Netro*                                                                                           2,370,000
         20,000 Onis Systems*                                                                                    1,726,250
         25,000 Redback Networks*                                                                                4,098,438
         55,000 Remec*                                                                                           1,619,062
         10,000 Sonus Networks*                                                                                  1,263,750
         15,000 Sycamore Networks*                                                                               1,620,000
         37,500 Worldcom*                                                                                        1,139,063
         80,000 Motorola                                                                                         2,260,000
         20,000 Next Level Communications                                                                        1,322,500
         15,000 Nortel Networks                                                                                    893,437
         15,000 QUALCOMM*                                                                                        1,068,750
         50,000 RF Micro Devices*                                                                                1,568,750
                                                                                                          -----------------
                                                                                                                29,859,281
                                                                                                          -----------------
 Utilities (0.43%)
         10,000 Kansas City Power and Light                                                                        266,875
         10,000 Texas Utilities                                                                                    396,250
                                                                                                          -----------------
                                                                                                                   663,125
                                                                                                          -----------------

                Total Common Stocks                                                                            145,899,027
                                                                                                          -----------------

Mutual Funds (6.83%)
      3,777,153 Fedelity Institutional Money Market, 6.21%**                                                     3,777,153
      6,688,688 Government Assets Fund T Shares, 6.44%**                                                         6,688,688
                                                                                                          -----------------
                                                                                                                10,465,841
                                                                                                          -----------------

                Total Investments in Securities (102.06%)
                     (Cost $139,141,290)                                                                      $156,364,868

                Other Assets & Liabilities (-2.06%)                                                             (3,153,442)
                                                                                                          -----------------

                Net Assets (100.00%)                                                                          $153,211,426
                                                                                                          =================


----------------
 * Represents non-income producing securities.  ** Rate shown is as of September
30, 2000.

VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
September 30, 2000
                                                         Government         Liquid         Municipal          Limited
                                                           Assets           Assets           Assets          Term Bond
                                                            Fund             Fund             Fund              Fund
                                                       ---------------  ---------------  ---------------   ---------------
                       ASSETS:
Investments, at value                                    $165,423,353     $113,648,311      $35,802,355       $50,262,142
Repurchase agreements                                      19,016,147       25,773,082            -----             -----
                                                       ---------------  ---------------  ---------------   ---------------
    Total Investments (Cost $184,439,500; $139,421,393;
    $35,802,355; $50,707,109; $30,978,085)
    Total Investments                                     184,439,500      139,421,393       35,802,355        50,262,142
Interest and dividends receivable                             571,158        2,213,984          216,565           739,102
Receivable from brokers for investments sold                    -----            -----            -----             -----
Receivable for capital shares issued                              740            -----            -----               954
         Total Assets                                     185,011,398      141,635,377       36,018,920        51,002,198
                                                       ---------------  ---------------  ---------------   ---------------
                     LIABILITIES:
Dividends payable                                             868,082          654,753          106,011           218,652
Payable to brokers for investments purchased                    -----            -----            -----             -----
Payable for capital shares redeemed                             -----            -----            -----             -----
Accrued expenses and other payables:
    Investment advisory fees                                   52,379           41,063           10,179            20,812
    Administration fees                                        31,428           24,638            6,107            10,822
    Accounting fees                                             4,490            3,520              872             1,249
    Distribution fees                                           -----           82,088            1,050             -----
    Servicing Fees                                              -----           65,288            4,176             -----
    Other                                                      27,505           21,722            3,580             7,628
                                                       ---------------  ---------------  ---------------   ---------------
         Total Liabilities                                    983,884          893,072          131,975           259,163
                                                       ---------------  ---------------  ---------------   ---------------
                                                       ---------------  ---------------  ---------------   ---------------
                     NET ASSETS:                          184,027,514      140,742,305       35,886,945        50,743,035
                                                       ===============  ===============  ===============   ===============
Paid-in capital                                           184,043,880      140,742,305       35,886,945        52,240,166
Accumulated undistributed (distributions in excess of)
  net investment income                                         -----            -----            -----          (148,553)
Net unrealized appreciation on investments                      -----            -----            -----          (444,967)
Accumulated undistributed net realized gains (losses)
  on investment transactions                                  (16,366)           -----            -----          (903,611)
                                                       ---------------  ---------------  ---------------
                                                       ---------------  ---------------  ---------------   ---------------
    Net Assets                                           $184,027,514     $140,742,305      $35,886,945       $50,743,035
                                                       ===============  ===============  ===============   ===============
Capital Shares Outstanding                                                                                      5,208,798
                                                                                                           ===============
Net asset value--offering and redemption price per share                                                            $9.74
                                                                                                           ===============

Pricing of S Shares
Net assets applicable to S Shares outstanding                              $73,231,503       $3,022,963
                                                                        ===============  ===============
Shares outstanding, $.001 par value                                         73,231,503        3,022,963
                                                                        ===============  ===============
Net asset value--offering and redemption price per share                         $1.00            $1.00
                                                                        ===============  ===============

Pricing of S2 Shares
Net assets applicable to S2 Shares outstanding                              $9,129,073
                                                                        ===============
Shares outstanding, $.001 par value                                          9,129,073
                                                                        ===============
Net asset value--offering and redemption price per share                         $1.00
                                                                        ===============

Pricing of T Shares
Net assets applicable to T Shares outstanding            $184,027,514      $27,739,964       $5,819,769
                                                       ===============  ===============  ===============
Shares outstanding, $.001 par value                       184,043,880       27,739,964        5,819,769
                                                       ===============  ===============  ===============
Net asset value--offering and redemption price per share        $1.00            $1.00            $1.00
                                                       ===============  ===============  ===============

Pricing of I Shares
Net assets applicable to I Shares outstanding                              $30,641,765      $27,044,213
                                                                        ===============  ===============
Shares outstanding, $.001 par value                                         30,641,765       27,044,213
                                                                        ===============  ===============
Net asset value--offering and redemption price per share                         $1.00            $1.00


                                                                        ===============  ===============


                                    Municipal                                          Aggressive
      Bond           Income            Bond           Balanced          Equity           Growth
      Fund            Fund             Fund             Fund             Fund             Fund
--------------------------------  ---------------  ---------------  ---------------  ---------------

     $30,624,530   $111,581,941      $46,297,146      $87,226,906     $556,242,561     $156,364,868
           -----          -----            -----            -----            -----            -----
----------------------------------------------------------------------------------------------------


      30,624,530    111,581,941       46,297,146       87,226,906      556,242,561      156,364,868
         430,355      1,496,180          655,453          459,889          146,372           43,526
           -----          -----            -----            -----        1,448,080        1,288,107
           -----          1,500            -----           25,000           20,662           11,265
--------------------------------  ---------------  ---------------  ---------------  ---------------
      31,054,885    113,079,621       46,952,599       87,711,795      557,857,675      157,707,766
--------------------------------  ---------------  ---------------  ---------------  ---------------

         152,131        550,860          148,670          441,455            -----            -----
          24,500          -----            -----            -----        1,161,012        4,316,094
           -----          -----            -----            -----            -----            -----

          13,717         55,154           19,228           55,393          352,407          123,184
           6,484         23,900            9,999           19,203          122,168           33,714
             748          2,758            1,154            2,216           14,097            3,890
           -----          -----            -----            -----            -----            -----
           -----          -----            -----            -----           64,614            -----
           5,291          7,573           10,374           11,997           91,510           19,458
--------------------------------  ---------------  ---------------  ---------------  ---------------
         202,871        640,245          189,425          530,264        1,805,808        4,496,340
--------------------------------  ---------------  ---------------  ---------------  ---------------
--------------------------------  ---------------  ---------------  ---------------  ---------------
      30,852,014    112,439,376       46,763,174       87,181,531      556,051,867      153,211,426
================================  ===============  ===============  ===============  ===============
      31,265,255    117,268,121       46,658,285       67,786,057      290,792,145       95,830,972

           5,389       (336,498)           5,167            4,462       (1,020,530)        (904,005)
        (353,555)    (1,904,887)         368,132       12,303,227      215,775,674       17,223,578

         (65,075)    (2,587,360)        (268,410)       7,087,785       50,504,578       41,060,881
                                                                    ---------------
--------------------------------  ---------------  ---------------  ---------------  ---------------
     $30,852,014   $112,439,376      $46,763,174      $87,181,531     $556,051,867     $153,211,426
================================  ===============  ===============  ===============  ===============
       3,193,059     11,594,157        4,523,208        5,443,844       23,704,067        7,450,689
================================  ===============  ===============                   ===============
           $9.66          $9.70           $10.34           $16.01                            $20.56
================================  ===============  ===============                   ===============


                                                                      $306,105,840
                                                                    ===============
                                                                        13,082,829
                                                                    ===============
                                                                            $23.40
                                                                    ===============







                                                                      $249,946,027
                                                                    ===============
                                                                        10,621,238
                                                                    ===============
                                                                            $23.53
                                                                    ===============




VINTAGE MUTUAL FUNDS, INC.
Statements of Operations (Unaudited)
For the Six Months Ended September 30, 2000
                                                                   Government          Liquid           Municipal         Limited
                                                                     Assets            Assets             Assets         Term Bond
                                                                      Fund              Fund               Fund             Fund
INVESTMENT INCOME:
Interest income                                                   $5,790,202         $5,199,163          $848,180       $1,629,669
Dividend income
                                                              ---------------   ----------------   ---------------  ---------------
                                                              ---------------   ----------------   ---------------  ---------------
Total Income                                                       5,790,202          5,199,163           848,180        1,629,669
                                                              ---------------   ----------------   ---------------  ---------------

EXPENSES: (Note 4)
Investment advisory fees                                             364,211            279,369            69,240          129,647
Administration fees                                                  191,211            167,622            41,544           67,417
Distribution and shareholder service fees S Shares                     -----            290,455            11,067            -----
Distribution and shareholder service fees S2 Shares                    -----             17,053             -----            -----
Distribution and shareholder service fees T Shares                     -----             22,525             5,526            -----
Custody fees                                                           8,000             18,522             7,052            2,193
Accounting fees                                                       27,316             23,946             5,935            7,779
Legal fees                                                             5,589              4,144               735              940
Audit fees                                                             6,565              4,201             2,733            2,942
Directors' fees                                                        7,824              7,518             1,897            1,613
Transfer agent fees                                                   35,040             27,409             9,585           10,591
Registration and filing fees                                           3,257              7,885             1,069              137
Printing fees                                                          9,207              7,658             2,153            1,660
Other                                                                  1,405             15,443               980            3,876

                                                             ---------------   ----------------   ---------------  ---------------
Total Expenses                                                       659,625            893,750           159,516          228,795
Less:  Expenses voluntarily reduced/waived                           (45,526)             -----             -----            -----
                                                             ---------------   ----------------   ---------------  ---------------
Net Expenses                                                         614,099            893,750           159,516          228,795
                                                             ---------------   ----------------   ---------------  ---------------
Net Investment Income (Loss)                                       5,176,103          4,305,413           688,664        1,400,874
                                                             ---------------   ----------------   ---------------  ---------------
REALIZED/UNREALIZED GAINS (LOSSES) FROM
INVESTMENTS:
Net realized gains (losses) from investment transactions               -----              -----             -----          (47,586)
Net change in unrealized appreciation (depreciation)
from investments                                                       -----              -----             -----          640,083
                                                             ---------------   ----------------   ---------------  ---------------
Net realized and unrealized gains (losses) from investments            -----              -----             -----          592,497
                                                             ---------------   ----------------   ---------------  ---------------
                                                             ---------------   ----------------   ---------------  ---------------
Change in net assets resulting from operations                    $5,176,103         $4,305,413          $688,664       $1,993,371
                                                             ===============   ================   ===============  ===============

                                    Municipal                                             Aggressive
    Bond            Income             Bond          Balanced            Equity             Growth
    Fund             Fund              Fund            Fund               Fund               Fund
   $1,052,651       $3,943,316        $1,168,073       $1,284,687            $164,777          $137,251
                                                          195,196           2,611,307           268,198
--------------  ---------------   --------------- ----------------
--------------  ---------------   --------------- ----------------  ------------------  ----------------
    1,052,651        3,943,316         1,168,073        1,479,883           2,776,084           405,449
--------------  ---------------   --------------- ----------------  ------------------  ----------------


       79,020          329,787           117,920          345,729           2,167,611           719,800
       37,355          142,908            61,318          119,853             751,436           196,997
        -----            -----             -----            -----             712,280             -----
        -----            -----             -----            -----               -----             -----
        -----            -----             -----            -----               -----             -----
        5,240            2,166             1,041            1,836              14,171             4,221
        4,310           16,490             7,075           13,830              86,707            22,731
          813            1,110               247              624              18,789             2,413
        3,465            1,250               546              869              16,235             1,410
        1,325            2,770               506            1,548              31,900             4,188
        9,258            5,022             1,929            1,071             160,287            21,439
          522              183               254              279               5,117             1,309
        1,563            2,083               340            1,125              29,556             4,089
        1,652           10,865               404            5,169                 895             5,242

--------------  ---------------   --------------- ----------------  ------------------  ----------------
      144,523          514,634           191,580          491,933           3,994,984           983,839
        -----            -----             -----            -----               -----             -----
--------------  ---------------   --------------- ----------------  ------------------  ----------------
      144,523          514,634           191,580          491,933           3,994,984           983,839
--------------  ---------------   --------------- ----------------  ------------------  ----------------
      908,128        3,428,682           976,493          987,950          (1,218,900)         (578,390)
--------------  ---------------   --------------- ----------------  ------------------  ----------------



       (2,058)        (175,551)          (91,463)       2,312,942           8,180,226        15,694,387

      374,420        1,154,533           520,364       (5,547,948)         (3,868,997)      (13,854,116)
--------------  ---------------   --------------- ----------------  ------------------  ----------------
      372,362          978,982           428,901       (3,235,006)          4,311,229         1,840,271
--------------  ---------------   --------------- ----------------  ------------------  ----------------
--------------  ---------------   --------------- ----------------  ------------------  ----------------
   $1,280,490       $4,407,664        $1,405,394      ($2,247,056)         $3,092,329        $1,261,881
==============  ===============   =============== ================  ==================  ================




VINTAGE MUTUAL FUNDS, INC.
STATEMENTS OF CHANGES IN NET ASSETS

                                                       Government Assets Fund            Liquid Assets Fund
                                                    -----------------------------   ------------------------------
                                                      Six Months        Year          Six Months         Year
                                                         Ended          Ended           Ended            Ended
                                                    September 30, 200March 31, 2000 September 30, 2000March 31, 2000
                                                      (Unaudited)                    (Unaudited)
                                                    ---------------- ------------   ---------------   ------------
OPERATIONS:
Net investment income (loss)                             $5,176,103   $8,324,671        $4,305,413     $7,626,088
Net realized gains/(losses) from investment
transactions                                                 ------       ------            ------         ------
Net change in unrealized appreciation/(depreciation)
from investments                                             ------       ------            ------         ------
Change in net assets resulting from
                                                    ---------------- ------------   ---------------   ------------
operations                                               $5,176,103   $8,324,671        $4,305,413     $7,626,088
                                                    ---------------- ------------   ---------------   ------------

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------        (2,302,277)    (3,717,166)
S2 Shares                                                    ------       ------          (230,684)      (460,850)
T Shares                                                 (5,176,103)  (8,324,671)         (852,882)    (1,772,881)
I Shares                                                     ------       ------          (919,570)    (1,675,191)
From net realized gains
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------            ------         ------
T Shares                                                     ------       ------            ------         ------
Change in net assets from shareholder
                                                    ---------------- ------------   ---------------   ------------
distributions                                            (5,176,103)  (8,324,671)       (4,305,413)    (7,626,088)
                                                    ---------------- ------------   ---------------   ------------

CAPITAL SHARE TRANSACTIONS:
Issued:
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------       253,229,693    538,419,394
S2 Shares                                                    ------       ------        51,919,325    111,866,302
T Shares                                                480,607,040  846,450,296        57,855,723    182,194,113
I Shares                                                     ------       ------        72,245,019    199,538,337
Reinvestments:
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------            62,351             32
S2 Shares                                                    ------       ------            15,239         16,925
T Shares                                                  1,039,111    1,845,143           198,591        371,495
I Shares                                                     ------       ------           347,180        431,555
Redemptions:
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------      (271,763,326)   (524,059,287)
S2 Shares                                                    ------       ------       (51,444,676)   (111,495,909)
T Shares                                               (468,429,455) (827,490,745)     (61,933,308)   (184,619,833)
I Shares                                                     ------       ------       (80,268,204)   (178,403,349)
                                                    ---------------- ------------   ---------------   ------------
Change in net assets from capital transactions           13,216,696   20,804,694       (29,536,393)    34,259,775
                                                    ---------------- ------------   ---------------   ------------
Change in net assets                                     13,216,696   20,804,694       (29,536,393)    34,259,775

NET ASSETS:
   Beginning of period                                  170,810,818  150,006,124       170,278,698    136,018,923
                                                    ---------------- ------------   ---------------   ------------
   End of period                                       $184,027,514  $170,810,818     $140,742,305    $170,278,698
                                                    ================ ============   ===============   ============

SHARE TRANSACTIONS:
Issued:
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------       253,229,693    538,419,394
S2 Shares                                                    ------       ------        51,919,325    111,866,302
T Shares                                                480,607,040  846,450,296        57,855,723    182,194,113
I Shares                                                     ------       ------        72,245,019    199,538,337
Reinvestments:
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------            62,351             32
S2 Shares                                                    ------       ------            15,239         16,925
T Shares                                                  1,039,111    1,845,143           198,591        371,495
I Shares                                                     ------       ------           347,180        431,555
Redemptions:
Capital Shares                                               ------       ------            ------         ------
S Shares                                                     ------       ------      (271,763,326)   (524,059,287)
S2 Shares                                                    ------       ------       (51,444,676)   (111,495,909)
T Shares                                               (468,429,455) (827,490,745)     (61,933,308)   (184,619,833)
I Shares                                                     ------       ------       (80,268,204)   (178,403,349)
                                                    ---------------- ------------   ---------------   ------------
Change In Shares                                         13,216,696   20,804,694       (29,536,393)    34,259,775
                                                    ================ ============   ===============   ============



    Municipal Assets Fund           Limited Term Bond Fund                   Bond Fund
------------------------------  -------------------------------    ------------------------------
   Six Months        Year         Six Months          Year           Six Months          Year
     Ended           Ended          Ended             Ended            Ended            Ended
September 30, 2000March 31, 2000September 30, 2000 March 31, 2000  September 30, 2000 March 31, 2000
  (Unaudited)                    (Unaudited)                        (Unaudited)
----------------- ------------  ---------------    ------------    ---------------    -----------

        $688,664   $1,177,158       $1,400,874      $2,726,552            908,128      1,560,796

          ------       ------          (47,586)       (687,447)            (2,058)       (56,854)

          ------       ------          640,083      (1,319,310)           374,420       (876,730)

----------------- ------------  ---------------    ------------    ---------------    -----------
        $688,664   $1,177,158        1,993,371         719,795          1,280,490        627,212
----------------- ------------  ---------------    ------------    ---------------    -----------



          ------       ------       (1,400,874)     (2,726,552)          (908,128)    (1,560,796)
         (87,592)    (178,816)          ------          ------             ------         ------
          ------       ------           ------          ------             ------         ------
        (124,719)    (316,022)          ------          ------             ------         ------
        (476,353)    (682,320)          ------          ------             ------         ------

          ------       ------           ------          ------             ------         (1,197)
          ------       ------           ------          ------             ------         ------
          ------       ------           ------          ------             ------         ------

----------------- ------------  ---------------    ------------    ---------------    -----------
        (688,664)  (1,177,158)      (1,400,874)     (2,726,552)          (908,128)    (1,561,993)
----------------- ------------  ---------------    ------------    ---------------    -----------



          ------       ------        5,689,961      15,410,324          5,709,117     15,103,396
      11,851,425   39,086,068           ------          ------             ------         ------
          ------       ------           ------          ------             ------         ------
       7,114,950   32,180,360           ------          ------             ------         ------
      46,936,294   88,123,275           ------          ------             ------         ------

          ------       ------          750,792       1,748,538            419,924        898,397
          14,948        5,130           ------          ------             ------         ------
          ------       ------           ------          ------             ------         ------
          19,018       27,067           ------          ------             ------         ------
           2,143        6,053           ------          ------             ------         ------

          ------       ------       (8,797,423)    (18,650,112)        (2,988,536)    (9,711,365)
     (16,213,552) (39,615,509)          ------          ------             ------         ------
          ------       ------           ------          ------             ------         ------
     (12,639,771) (35,830,952)          ------          ------             ------         ------
     (46,018,572) (84,409,622)          ------          ------             ------         ------
----------------- ------------  ---------------    ------------    ---------------    -----------
      (8,933,117)    (428,130)      (2,356,670)     (1,491,250)         3,140,505      6,290,428
----------------- ------------  ---------------    ------------    ---------------    -----------
      (8,933,117)    (428,130)      (1,764,173)     (3,498,007)         3,512,867      5,355,647


      44,820,062   45,248,192       52,507,208      56,005,215         27,339,147     21,983,500
----------------- ------------  ---------------    ------------    ---------------    -----------
     $35,886,945  $44,820,062      $50,743,035     $52,507,208        $30,852,014     $27,339,147
================= ============  ===============    ============    ===============    ===========



          ------       ------          587,816       1,572,816            594,356      1,565,299
      11,851,425   39,086,068           ------          ------             ------         ------
          ------       ------           ------          ------             ------         ------
       7,114,950   32,180,360           ------          ------             ------         ------
      46,936,294   88,123,275           ------          ------             ------         ------

          ------       ------           77,948         178,632             44,048         93,513
          14,948        5,130           ------          ------             ------         ------
           -----        -----           ------          ------             ------         ------
          19,018       27,067           ------          ------             ------         ------
           2,143        6,053           ------          ------             ------         ------

          ------       ------         (909,834)     (1,896,841)          (313,093)    (1,015,918)
     (16,213,552) (39,615,509)          ------          ------             ------         ------
          ------       ------           ------          ------             ------         ------
     (12,639,771) (35,830,952)          ------          ------             ------         ------
     (46,018,572) (84,409,622)          ------          ------             ------         ------
----------------- ------------  ---------------    ------------    ---------------    -----------
      (8,933,117)    (428,130)        (244,070)       (145,393)           325,311        642,894
================= ============  ===============    ============    ===============    ===========





         Income Fund                  Municipal Bond Fund                Balanced Fund
------------------------------   ------------------------------   ----------------------------
   Six Months         Year         Six Months          Year         Six Months        Year
     Ended           Ended            Ended           Ended           Ended          Ended
September 30, 2000 March 31, 2000September 30, 2000 March 31, 2000September 30, 200March 31, 2000
  (Unaudited)                      (Unaudited)                     (Unaudited)
-----------------  -----------   ----------------   -----------   ---------------  -----------

       3,428,682    6,186,757            976,493     1,963,241           987,950    1,627,589

        (175,551)    (626,345)           (91,463)     (176,936)        2,312,942   11,038,633

       1,154,533   (3,247,808)           520,364    (1,735,187)       (5,547,948)     829,043

-----------------  -----------   ----------------   -----------   ---------------  -----------
       4,407,664    2,312,604          1,405,394        51,118        (2,247,056)  13,495,265
-----------------  -----------   ----------------   -----------   ---------------  -----------



      (3,428,682)  (6,186,757)          (976,493)   (1,963,241)         (987,950)  (1,627,589)
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------

          ------       ------             ------      (148,801)           ------   (8,381,080)
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------

-----------------  -----------   ----------------   -----------   ---------------  -----------
      (3,428,682)  (6,186,757)          (976,493)   (2,112,042)         (987,950)  (10,008,669)
-----------------  -----------   ----------------   -----------   ---------------  -----------



      11,401,074   35,519,204          3,956,793    12,207,058         8,396,963   24,251,204
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------

         354,513      767,426            121,036       274,138           977,782   10,137,234
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------

      (9,781,426)  (23,266,819)       (6,359,808)   (11,754,113)     (15,646,000)  (26,611,358)
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
-----------------  -----------   ----------------   -----------   ---------------  -----------
       1,974,161   13,019,811         (2,281,979)      727,083        (6,271,255)   7,777,080
-----------------  -----------   ----------------   -----------   ---------------  -----------
       2,953,143    9,145,658         (1,853,078)   (1,333,841)       (9,506,261)  11,263,676


     109,486,233   100,340,575        48,616,252    49,950,093        96,687,792   85,424,116
-----------------  -----------   ----------------   -----------   ---------------  -----------
    $112,439,376   $109,486,233      $46,763,174    $48,616,252      $87,181,531   $96,687,792
=================  ===========   ================   ===========   ===============  ===========



       1,184,629    3,656,216            387,579     1,180,486           516,166    1,508,292
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------

          37,005       79,146             11,824        26,472            60,356      645,953
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------

      (1,017,649)  (2,400,241)          (622,107)   (1,142,051)         (963,866)  (1,659,823)
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
          ------       ------             ------        ------            ------       ------
-----------------  -----------   ----------------   -----------   ---------------  -----------
         203,985    1,335,121           (222,704)       64,907          (387,344)     494,422
=================  ===========   ================   ===========   ===============  ===========




         Equity Fund                Aggressive Growth Fund
-------------------------------  -----------------------------
   Six Months         Year         Six Months        Year
     Ended            Ended          Ended           Ended
September 30, 2000 March 31, 2000September 30, 200March 31, 2000
  (Unaudited)                     (Unaudited)
-----------------  ------------  ---------------  ------------

      (1,218,900)   (1,026,536)        (578,390)     (904,083)

       8,180,226    87,314,278       15,694,387    38,047,044

      (3,868,997)    8,564,972      (13,854,116)    3,313,722

-----------------  ------------  ---------------  ------------
       3,092,329    94,852,714        1,261,881    40,456,683
-----------------  ------------  ---------------  ------------



          ------        ------           ------        ------
          ------        ------           ------        ------
          ------        ------           ------        ------
          ------        ------           ------        ------
          ------        ------           ------        ------

          ------        ------           ------   (18,489,048)
          ------   (43,929,332)          ------        ------
          ------   (38,814,887)          ------        ------

-----------------  ------------  ---------------  ------------
          ------   (82,744,219)          ------   (18,489,048)
-----------------  ------------  ---------------  ------------



          ------        ------       46,907,273    67,283,603
      60,211,855    94,744,150           ------        ------
          ------        ------           ------        ------
      14,079,981    59,037,865           ------        ------
          ------        ------           ------        ------

          ------        ------           ------     8,377,091
          ------    42,158,486           ------        ------
          ------        ------           ------        ------
          ------    11,202,725           ------        ------
          ------        ------           ------        ------

          ------        ------      (54,256,501)  (59,881,586)
     (80,662,529)  (71,933,641)          ------        ------
          ------        ------           ------        ------
     (25,500,957)  (96,497,623)          ------        ------
          ------        ------           ------        ------
-----------------  ------------  ---------------  ------------
     (31,871,649)   38,711,962       (7,349,228)   15,779,108
-----------------  ------------  ---------------  ------------
     (28,779,320)   50,820,457       (6,087,347)   37,746,743


     584,831,187   534,010,730      159,298,773   121,552,030
-----------------  ------------  ---------------  ------------
    $556,051,867   $584,831,187    $153,211,426   $159,298,773
=================  ============  ===============  ============



          ------        ------        2,434,079     3,629,932
       2,556,074     4,075,596           ------        ------
          ------        ------           ------        ------
         597,434     2,558,091           ------        ------
          ------        ------           ------        ------

          ------        ------           ------       481,444
          ------     1,919,780           ------        ------
          ------        ------           ------        ------
          ------       508,291           ------        ------
          ------        ------           ------        ------

          ------        ------       (2,759,727)   (3,229,283)
      (3,435,953)   (3,105,795)          ------        ------
          ------        ------           ------        ------
      (1,085,839)   (4,182,033)          ------        ------
          ------        ------           ------        ------
-----------------  ------------  ---------------  ------------
      (1,368,284)    1,773,930         (325,648)      882,093
=================  ============  ===============  ============


VINTAGE MUTUAL FUNDS, Inc.
Notes to Financial Statements (Unaudited)
September 30, 2000

1.       Organization:

IMG Mutual Funds, Inc. was incorporated on November 16, 1994 and capitalized on May 1, 1995. IMG Mutual Funds, Inc. was renamed Vintage Mutual Funds, Inc., (the "Fund"), in February 1998. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as a diversified open-end management investment company issuing its shares in ten series, each series representing a diversified portfolio with distinct investment objectives and policies. The Government Assets Fund's investment objective is to seek current income consistent with maintaining liquidity and stability of principal by investing exclusively in short-term U.S. Treasury bills, notes and other short-term obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities, and repurchase agreements with respect thereto. The investment objective of the Liquid Assets Fund is maximum current income consistent with safety of principal and maintenance of liquidity. The investment objective of the Municipal Assets Fund is maximum current income exempt from federal income tax, consistent with safety of principal and maintenance of liquidity. The investment objective of the Vintage Limited Term Bond Fund is to seek total return from a portfolio of limited term fixed income securities. The Vintage Limited Term Bond Fund invests primarily in a diversified portfolio of fixed income securities including certain types of fixed income securities that may exhibit greater volatility. The Vintage Bond Fund's investment objective is to obtain income by investing in a portfolio of fixed income securities and, secondarily, to seek capital appreciation consistent with the preservation of capital and prudent investment risk. The Vintage Bond Fund will invest at least 65 percent of its total assets in High-Quality Fixed Income Securities at all times. The investment objective of the Vintage Income Fund is to seek current income, consistent with the preservation of capital. The Vintage Income Fund invests primarily in fixed income securities. The investment objective of the Vintage Municipal Bond Fund is to seek current income, consistent with the preservation of capital, that is exempt from federal income taxes. The Vintage Municipal Bond Fund invests primarily in a diversified portfolio of tax-exempt fixed income securities. The investment objective of the Vintage Balanced Fund is to seek long-term growth of capital and income. The Vintage Balanced Fund invests primarily in a diversified portfolio of equity securities and fixed income securities. The investment objective of the Vintage Equity Fund is long-term capital appreciation. The Vintage Equity Fund invests primarily in a diversified portfolio of equity securities of mainly large capitalization companies with strong earnings potential. The investment objective of the Vintage Aggressive Growth Fund is long-term capital growth. The Vintage Aggressive Growth Fund invests primarily in common stocks and other equity-type securities of small, medium and large capitalized companies that exhibit a strong potential for price appreciation relative to other equity securities.

Liquid Assets Fund and Municipal Assets Fund offer three classes of shares. S Shares are offered to customers of banks. S Shares are normally offered through financial institutions providing automatic "sweep" investment programs to their own customers. T Shares may be purchased only by financial institutions acting on their own behalf or on behalf of certain customers' accounts. I Shares may be purchased by individual and institutional investors directly from the Fund's Distributor. T Shares and I Shares accrue daily dividends in the same manner as S Shares except each class bears separate distribution and/or shareholder servicing fees. Liquid Assets Fund also offers S2 Shares through financial institutions providing automatic "sweep" investment programs to their own customers.

The Vintage Equity Fund offers two classes of shares. T Shares of the Vintage Equity Fund are offered solely to fiduciary accounts of AMCORE Investment Group,
N. A., over which AMCORE Investment Group, N. A., exercises investment discretion. The Vintage Equity Fund also offers S Shares which accrue daily dividends in the same manner as T Shares except each class bears separate distribution and/or shareholder administrative servicing fees.

Each class of shares has equal rights to earnings, assets, and voting privileges except each class bears different distribution expenses. Each class of shares has exclusive voting rights on matters affecting only that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

2.       Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Fund in the preparation of the financial statements. The policies are in conformity with generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Securities Valuation
Investments of the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund (the "money market funds") are valued at amortized cost, which approximates market value. Under the amortized cost method of valuation, discount or premium is amortized on a constant basis to the maturity of the security. In addition, the money market funds may not (a) purchase any instrument with a remaining maturity greater than 397 days unless such investment is subject to a demand feature, or (b) maintain a dollar-weighted-average portfolio maturity which exceeds 90 days.

Investments in common and preferred stocks, commercial paper, corporate bonds, municipal bonds, U.S. Government securities and U.S. Government agency securities of the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund, the Vintage Municipal Bond Fund, the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund (collectively the "variable net asset funds") are valued at their market values determined on the basis of the latest available bid quotation in the principal market (closing sales prices if the principal market is an exchange) in which such securities are normally traded. Fixed income securities held in the variable net asset funds are valued on the basis of valuations furnished by a pricing service that utilizes electronic data processing techniques to determine valuations for normal institutional sized trading units of fixed income securities without regard to sale or bid prices when such valuations are believed to more accurately reflect the fair market value of such institutional securities. Otherwise sale or bid prices are used. Fixed income securities having maturities of 60 days or less are valued by the amortized cost method. Investments in investment companies are valued at their respective net asset values as reported by such companies. Securities, including restricted securities, for which market quotations are not readily available, are valued at fair market value as determined in good faith by the investment adviser under the supervision of the Fund's Board of Directors. The difference between the cost and market values of investments held by the variable net asset funds is reflected as either unrealized appreciation or depreciation.

Security Transactions and Related Income
Security transactions are accounted for on the date the security is purchased or sold ("trade date"). Interest income is recognized on the accrual basis. Original issue discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Dividends are recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined on the identified cost basis.

Repurchase Agreements
The Funds may engage in repurchase agreements with financial institutions such as banks, brokers, or dealers that the investment adviser, Investors Management Group, ("IMG"), deems creditworthy under guidelines approved by the Fund's Board of Directors, subject to the seller's agreement to repurchase such securities at a mutually agreed-upon date and price. An independent custodian must receive delivery of the underlying securities. The market value of these securities (including accrued interest) on acquisition date is required to be an amount equal to 102% of the resale price, and will not be less than 100% of the resale price over the term of the agreement. The repurchase price generally equals the price paid plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller, under an agreement to repurchase, is required to maintain, with the Fund's custodian, the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Fund's custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Loan Certificates
The Liquid Assets Fund may invest in FmHA Guaranteed Loan Certificates which represent interests in the guaranteed portion of Farmer's Home Administration ("FmHA") loans issued by one or more guaranteed loan trusts subject to repurchase on no more than five business days' written notice. The Loan Certificates are diversified through limitations on certificates sold by any one individual bank.

Trust Certificates
The Liquid Assets Fund may invest in U. S. Government Guaranteed Student Loans (the Trust) which represent interests in student loans sold by certain Iowa banks subject to repurchase on no more than seven days' written notice. The Trust and the Trust Certificates are diversified through a limitation on certificates sold by any individual bank. Each individual bank may not sell more than five percent of the outstanding Trust Certificates.

Securities Purchased on a When-Issued of Delayed-Delivery Basis
Each fund may purchase securities on a when-issued or delayed-delivery basis. When-issued securities are securities purchased with delivery to occur at a later date at a stated price and/or yield, thereby involving the risk that the price and/or yield obtained may be more or less than those available in the market when delivery takes place. At the time a Fund makes commitment to purchase a security on a when-issued basis, the Fund records the transaction and reflects the value of the security in determining net asset value. A segregated account is established and the Fund maintains cash and marketable securities at least equal in value to commitments for when-issued securities.

Dividends to Shareholders
Dividends from net investment income are declared daily and paid monthly for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund. Dividends from net investment income are declared and paid monthly for the Vintage Limited Term Bond Fund, the Vintage Bond Fund, the Vintage Income Fund and the Vintage Municipal Bond Fund. Dividends from net investment income are declared and paid quarterly for the Vintage Balanced Fund, the Vintage Equity Fund and the Vintage Aggressive Growth Fund. Distributable net realized capital gains, if any, are declared and distributed at least annually for each of the Funds.

Federal Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute taxable income to shareholders in amounts that will avoid or minimize federal income or excise taxes of the Fund. Net investment income and net realized gains (losses) for the Funds may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Expenses
Expenses directly related to one of the Funds are charged to that Fund. Expenses relating to the Funds collectively are prorated to the Funds on the basis of each Fund's relative net assets.

3.       Purchases and Sales of Securities:

Purchases and sales of securities (excluding short-term securities) for the six months ended September 30, 2000 are as follows:

                                                                                                 Proceeds
                                                                            Purchases           from Sales
Limited Term Bond Fund.......................................................$12,987,630            $5,959,373
Bond Fund.....................................................................$7,115,451              $411,045
Income Fund..................................................................$12,396,296            $6,812,008
Municipal Bond Fund...........................................................$5,948,380            $5,950,305
Balanced Fund................................................................$21,479,085           $21,842,581
Equity Fund.................................................................$202,629,845          $236,747,011
Aggressive Growth Fund......................................................$105,988,717          $115,219,647

4........Related Party Transactions:

Under the terms of its Investment Advisory Agreement, Investors Management Group
(IMG), a wholly owned subsidiary of AMCORE Financial, Inc., is entitled to receive fees computed daily on a percentage of the average daily net assets of each fund as follows:

Government Assets Fund                                        0.40 percent
Liquid Assets Fund                                            0.35 percent
Municipal Assets Fund                                         0.35 percent
Vintage Limited Term Bond Fund                                0.50 percent
Vintage Bond Fund                                    0.55 percent
Vintage Income Fund                                           0.60 percent
Vintage Municipal Bond Fund                                   0.50 percent
Vintage Balanced Fund                                         0.75 percent
Vintage Equity Fund                                           0.75 percent
Vintage Aggressive Growth Fund                                0.95 percent

Beginning July 29, 1998, IMG voluntarily limited advisory fees for the Government Assets Fund to 0.35 percent.

The Funds have entered into a management and administration agreement with IMG pursuant to which the Funds pay administrative fees at an annual rate of 0.21 percent of the average daily net assets for the Government Assets Fund, the Liquid Assets Fund and the Municipal Assets Fund and 0.26 percent of the average daily net assets for all other Vintage Mutual Funds.

The Funds have adopted an Administrative Services Plan (the "Services Plan") pursuant to which each Fund is authorized to pay compensation to banks and other financial institutions (each a "Participating Organization"), which may include AMCORE Financial, Inc., its correspondent and affiliated banks, which agree to provide certain ministerial, recordkeeping and/or administrative support services for their customers or account holders (collectively, "customers") who are beneficial or record owner of Shares of that Fund. In consideration for such services, a Participating Organization receives a fee from a Fund, computed daily and paid monthly, at an annual rate of up to 0.25 percent of the average daily net asset value of Shares of that Fund owned beneficially or of record by such Participating Organization's customers for whom the Participating Organization provides such services. During the six month period ended September 30, 2000, AMCORE Financial, Inc. received $44,664, $8,578, and $396,409 from the Liquid Assets Fund, the Municipal Assets Fund, and the Vintage Equity Fund, respectively.

BISYS Fund Services Limited Partnership serves as distributor to the Fund pursuant to a Distribution Agreement. The Distributor receives no compensation under the Distribution Agrement with the Fund, but may receive compensation under a Distribution and Shareholder Service Plan (the "Plan") adopted pursuant to Rule 12b-1 under the 1940 Act under which the Funds are authorized to pay the Distributor for payments it makes to Participating Organizations. As authorized by the Plan, the Distributor will enter into Shareholder Agreements with Participating Organizations, including AMCORE Financial, Inc., or its affiliates, pursuant to which the Participating Organization agrees to provide certain administrative and shareholder support services in connection with Shares of a Fund purchased and held by Customers of the Participating Organization. The Distributor will be compensated by a Fund up to the amount of any payments it makes to Participating Organizations under the Rule 12b-1 Agreement. The maximum fee is 0.50 percent on S Shares of the Liquid Assets Fund and 0.25 percent on all other Classes and Funds. Currently, such fees are limited to 0.40 percent for S Shares of the Liquid Assets Fund, 0.15 percent for S2 Shares of the Liquid Assets Fund, 0.15 percent for S Shares of the Municipal Assets Fund and 0.00 percent for all other Classes and Funds. However, IMG as Advisor and Administrator of the Fund may in its sole discretion make payments to the Distributor to supplement shareholder fees paid by the Fund up to the maximum fee approved by the Plan without further notice to shareholders and at no cost to the Fund.

IMG also serves as the Fund's transfer agent to certain classes of the Government Assets, Liquid Assets and Municipal Assets Funds, pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. BISYS Fund Services, Inc., ("BISYS") serves as transfer agent to the other classes and Funds pursuant to a Transfer Agency Agreement with the Funds and receives a fee for such services. IMG also provides fund accounting services for the Funds pursuant to a Fund Accounting Agreement and receives a fee of 0.03 percent of the average daily net assets of each Fund for such services.


VINTAGE MUTUAL FUNDS, Inc.
Financial Highlights

                                              Investment Activities             Dividends and Distributions
                                              --------------------------------  -----------------------------
                                              --------------------------------  -----------------------------
                                                                                                     Total
                                       NAV       Net     Net RealizTotal from    From Net  From NetDividends   NAV
                                     BeginningInvestment UnrealizedInvestment   Investment Realized   and      End
                                     of Period  Income   Gains/(LosActivities   Income      Gains  DistributiofsPeriod
Government Assets Fund "T" Shares

(unaudited)
Six Months Ended September 30, 2000     $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   March 31, 2000             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   March 31, 1999             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   March 31, 1998             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   March 31, 1997             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   March 31, 1996             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Liquid Assets Fund "S" Shares
Six Months Ended September 30, 2000 (una$1.00d)     0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   March 31, 2000             $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
Year Ended   March 31, 1999             $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
Nine Months Ended March 31, 1998        $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   June 30, 1997              $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   June 30, 1996              $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   June 30, 1995              $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Liquid Assets Fund "S2" Shares
Six Months Ended September 30, 2000 (una$1.00d)     0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   March 31, 2000             $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
Year Ended   March 31, 1999             $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
Nine Months Ended March 31, 1998        $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
February 27, 1997 to June 30, 1997*     $1.00       0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Liquid Assets Fund "T" Shares
Six Months Ended September 30, 2000 (una$1.00d)     0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   March 31, 2000             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   March 31, 1999             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Nine Months Ended March 31, 1998        $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
January 2, 1997 to June 30, 1997*       $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Liquid Assets Fund "I" Shares
Six Months Ended September 30, 2000 (una$1.00d)     0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   March 31, 2000             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Year Ended   March 31, 1999             $1.00       0.05      0.00       0.05     (0.05)      0.00     (0.05)  $1.00
Nine Months Ended March 31, 1998        $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
October 29, 1996 to June 30, 1997*      $1.00       0.04      0.00       0.04     (0.04)      0.00     (0.04)  $1.00
Municipal Assets Fund "S" Shares
Six Months Ended September 30, 2000 (una$1.00d)     0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Year Ended   March 31, 2000             $1.00       0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Year Ended   March 31, 1999             $1.00       0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Nine Months Ended March 31, 1998        $1.00       0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Year Ended   June 30, 1997              $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   June 30, 1996              $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   June 30, 1995              $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Municipal Assets Fund "T" Shares
Six Months Ended September 30, 2000 (una$1.00d)     0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Year Ended   March 31, 2000             $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   March 31, 1999             $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Nine Months Ended March 31, 1998        $1.00       0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
January 2, 1997 to June 30, 1997*       $1.00       0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Municipal Assets Fund "I" Shares
Six Months Ended September 30, 2000 (una$1.00d)     0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
Year Ended   March 31, 2000             $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Year Ended   March 31, 1999             $1.00       0.03      0.00       0.03     (0.03)      0.00     (0.03)  $1.00
Nine Months Ended March 31, 1998        $1.00       0.02      0.00       0.02     (0.02)      0.00     (0.02)  $1.00
March 27, 1997 to June 30, 1997*        $1.00       0.01      0.00       0.01     (0.01)      0.00     (0.01)  $1.00
Limited Term Bond Fund
Six Months Ended September 30, 2000 (una$9.63d)     0.27      0.11       0.38     (0.27)      0.00     (0.27)  $9.74
Year Ended   March 31, 2000            $10.00       0.50     (0.37)      0.13     (0.50)      0.00     (0.50)  $9.63
Year Ended   March 31, 1999             $9.99       0.49      0.00       0.49     (0.48)      0.00     (0.48) $10.00
Year Ended   March 31, 1998             $9.69       0.46      0.35       0.81     (0.51)(c)   0.00     (0.51)  $9.99
Year Ended   March 31, 1997             $9.89       0.50     (0.20)      0.30     (0.50)      0.00     (0.50)  $9.69
June 15, 1995 to March 31, 1996*       $10.00       0.44     (0.11)      0.33     (0.43)     (0.01)    (0.44)  $9.89
Bond Fund
Six Months Ended September 30, 2000 (una$9.53d)     0.28      0.13       0.41     (0.28)      0.00     (0.28)  $9.66
Year Ended   March 31, 2000             $9.88       0.57     (0.35)      0.22     (0.57)      0.00     (0.57)  $9.53
Year Ended   March 31, 1999             $9.86       0.53      0.04       0.57     (0.53)     (0.02)    (0.55)  $9.88
Eleven Months Ended March 31, 1998      $9.82       0.66      0.33       0.99     (0.66)     (0.29)    (0.95)  $9.86
Year Ended   April 30, 1997             $9.78       0.62      0.05       0.67     (0.62)      0.00     (0.62)  $9.83
July 7, 1995 to April 30, 1996*        $10.00       0.49     (0.28)      0.21     (0.43)      0.00     (0.43)  $9.78
Income Fund
Six Months Ended September 30, 2000 (una$9.61d)     0.30      0.09       0.39     (0.30)      0.00     (0.30)  $9.70
Year Ended   March 31, 2000             $9.98       0.57     (0.37)      0.20     (0.57)      0.00     (0.57)  $9.61
Year Ended   March 31, 1999            $10.04       0.55     (0.04)      0.51     (0.57)(d)   0.00     (0.57)  $9.98
Year Ended   March 31, 1998             $9.70       0.50      0.38       0.88     (0.54)(c)   0.00     (0.54) $10.04
Year Ended   March 31, 1997             $9.93       0.54     (0.24)      0.30     (0.53)      0.00     (0.53)  $9.70
Year Ended   March 31, 1996             $9.71       0.61      0.23       0.84     (0.62)      0.00     (0.62)  $9.93
Municipal Bond Fund
Six Months Ended September 30, 2000 (un$10.24d)     0.22      0.10       0.32     (0.22)      0.00     (0.22) $10.34
Year Ended   March 31, 2000            $10.67       0.41     (0.40)      0.01     (0.41)     (0.03)    (0.44) $10.24
Year Ended   March 31, 1999            $10.60       0.40      0.08       0.48     (0.40)     (0.01)    (0.41) $10.67
Year Ended   March 31, 1998            $10.22       0.40      0.40       0.80     (0.40)     (0.02)    (0.42) $10.60
Year Ended   March 31, 1997            $10.27       0.38     (0.05)      0.33     (0.38)      0.00     (0.38) $10.22
Year Ended   March 31, 1996             $9.97       0.43      0.30       0.73     (0.43)      0.00     (0.43) $10.27
Balanced Fund
Six Months Ended September 30, 2000 (un$16.58d)     0.18     (0.57)     (0.39)    (0.18)      0.00     (0.18) $16.01
Year Ended   March 31, 2000            $16.01       0.28      2.08       2.36     (0.28)     (1.51)    (1.79) $16.58
Year Ended   March 31, 1999            $15.05       0.24      1.60       1.84     (0.24)     (0.64)    (0.88) $16.01
Year Ended   March 31, 1998            $11.72       0.21      3.67       3.88     (0.21)     (0.34)    (0.55) $15.05
Year Ended   March 31, 1997            $11.08       0.18      1.05       1.23     (0.18)     (0.41)    (0.59) $11.72
June 1, 1995 to March 31, 1996*        $10.00       0.24      1.08       1.32     (0.24)      0.00     (0.24) $11.08
Equity Fund S Shares
Six Months Ended September 30, 2000 (un$23.28d)    (0.05)     0.17       0.12      0.00       0.00      0.00  $23.40
Year Ended   March 31, 2000            $22.90      (0.06)     4.10       4.04      0.00      (3.66)    (3.66) $23.28
Year Ended   March 31, 1999            $21.04      (0.06)     3.21       3.15     (0.01)     (1.28)    (1.29) $22.90
Year Ended   March 31, 1998            $16.58       0.00      7.19       7.19     (0.01)     (2.71)    (2.72) $21.05
Year Ended   March 31, 1997            $14.48       0.05      2.60       2.65     (0.05)     (0.50)    (0.55) $16.58
Year Ended   March 31, 1996            $11.44       0.13      3.27       3.40     (0.13)     (0.23)    (0.36) $14.48
Equity Fund T Shares
Six Months Ended September 30, 2000 (un$23.38d)    (0.03)     0.18       0.15      0.00       0.00      0.00  $23.53
Year Ended   March 31, 2000            $22.94      (0.01)     4.11       4.10      0.00      (3.66)    (3.66) $23.38
Year Ended   March 31, 1999            $21.05      (0.01)     3.19       3.18     (0.01)     (1.28)    (1.29) $22.94
February 14, 1998 to March 31, 1998*   $19.77       0.00      1.28       1.28      0.00       0.00      0.00  $21.05
Aggressive Growth
Six Months Ended September 30, 2000 (un$20.49d)    (0.08)     0.15       0.07      0.00       0.00      0.00  $20.56
Year Ended   March 31, 2000            $17.63      (0.12)     5.57       5.45      0.00      (2.59)    (2.59) $20.49
Year Ended   March 31, 1999            $16.99      (0.11)     1.70       1.59      0.00      (0.95)    (0.95) $17.63
Year Ended   March 31, 1998            $11.90      (0.09)     5.61       5.52      0.00      (0.43)    (0.43) $16.99
Year Ended   March 31, 1997            $10.88      (0.06)     1.08       1.02      0.00       0.00      0.00  $11.90
Sept. 29, 1995 to March 31, 1996*      $10.00       0.00      0.90       0.90      0.00      (0.02)    (0.02) $10.88







-----------------------------
----------------------------------------------
*   Period from commencement of operations
**  During the period certain fees were voluntarily reduced.  If such voluntary fee reductions had not occurred, the ratios would have been as indicated.
(a) Not Annualized.
(b) Annualized.
(c) Includes $.04 per share and $.02 per share of distributions in excess of net investment income for the Limited Term Bond Fund and Income Fund respectively, for year ended March 31, 1998.
(d) Includes $.01 per share of distribution in excess of net investment income.






                   TOTAL RETURN / RATIOS / SUPPLEMENTARY DATA:
-----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------
                    Ratio of   Ratio of Net     Ratio of    Ratio of Net
          Net AssetsExpenses to Investment      Expenses to  Investment
 Total    End of PerAverage      Income to      Average      Income to      Portfolio
Return    (000 omittNet Assets Average Net AssetNet Assets*Average Net AssetTurnover
  2.84% (a)$184,028    0.67% (b)       5.69% (b)   0.72% (b)        5.64% (b)
  4.75%    $170,811    0.68%           4.65%       0.73%            4.60%
  4.61%    $150,006    0.73%           4.49%       0.76%            4.46%
  4.72%    $155,130    0.73%           4.79%       0.98%            4.54%
  4.62%    $158,698    0.76%           4.53%       1.01%            4.28%
  5.24%    $153,836    0.54%           5.08%       0.72%            4.90%

  2.58% (a) $73,232    1.36% (b)       5.16% (b)   -----            -----
  4.18%     $91,703    1.36%           4.11%       -----            -----
  4.18%     $77,343    1.34%           4.08%       -----            -----
  3.43% (a) $69,514    1.20% (b)       4.57% (b)   -----            -----
  4.46%     $60,663    1.20%           4.46%       -----            -----
  4.68%    $179,633    1.20%           4.68%       -----            -----
  4.66%    $167,085    1.20%           4.66%       -----            -----

  2.70% (a)  $9,129    1.11% (b)       5.41% (b)   -----            -----
  4.44%      $8,639    1.11%           4.36%       -----            -----
  4.44%      $8,252    1.09%           4.32%       -----            -----
  3.68% (a)  $5,453    0.87% (b)       4.91% (b)   -----            -----
  1.66% (a)  $1,773    0.85% (b)       4.79% (b)   0.95%            4.69%

  2.84% (a) $27,740    0.84% (b)       5.68% (b)   -----            -----
  4.70%     $31,619    0.86%           4.59%       -----            -----
  4.70%     $33,673    0.84%           4.54%       -----            -----
  3.81% (a) $16,147    0.70% (b)       5.07% (b)   -----            -----
  2.51% (a) $17,859    0.70% (b)       4.96% (b)   -----            -----

  2.90% (a) $30,642    0.71% (b)       5.81% (b)   -----            -----
  4.86%     $38,318    0.71%           4.82%       -----            -----
  4.86%     $16,751    0.69%           4.67%       -----            -----
  3.98% (a) $13,729    0.47% (b)       5.31% (b)   -----            -----
  3.51% (a)  $2,356    0.45% (b)       5.19% (b)   -----            -----

  1.58% (a)  $3,023    1.12% (b)       3.17% (b)   -----            -----
  2.43%      $7,370    1.14%           2.41%       1.15%            2.40%
  2.47%      $7,894    1.12%           2.41%       1.19%            2.34%
  2.13% (a)  $7,102    0.94% (b)       2.84% (b)   -----            -----
  2.90%      $4,664    0.93%           2.90%       1.15%            2.68%
  2.64%     $10,146    1.48%           2.64%       -----            -----
  2.53%     $16,130    1.38%           2.53%       -----            -----

  1.70% (a)  $5,820    0.89% (b)       3.40% (b)   -----            -----
  2.68%     $11,326    0.89%           2.63%       0.90%            2.62%
  2.73%     $14,949    0.87%           2.66%       0.94%            2.59%
  2.31% (a) $12,005    0.69% (b)       3.09% (b)   -----            -----
  1.61% (a) $25,036    0.66% (b)       3.17% (b)   0.90%            2.93%

  1.78% (a) $27,044    0.72% (b)       3.57% (b)   -----            -----
  2.84%     $26,124    0.74%           2.79%       0.75%            2.78%
  2.88%     $22,405    0.72%           2.81%       0.79%            2.74%
  2.49% (a) $20,010    0.46% (b)       3.32% (b)   -----            -----
  1.20% (a)      $7    0.41% (b)       3.42% (b)   0.65%            3.18%

  3.95% (a) $50,743    0.93% (b)       5.52% (b)   -----            -----   16.57%
  1.38%     $52,507    0.92%           5.11%       -----            -----   41.58%
  5.01%     $56,005    1.05%           4.89%       -----            -----   31.08%
  8.51%     $37,777    1.35%           4.60%       1.60%            4.35%   80.26%
  3.13%     $38,835    1.40%           5.18%       1.65%            4.93%   70.63%
  3.40% (a) $41,178    1.18% (b)       5.53% (b)   1.18% (b)        5.53% (b69.30%

  4.30% (a) $30,852    0.99% (b)       6.24% (b)   -----            -----    5.29%
  2.41%     $27,339    1.01%           6.01%       -----            -----   31.83%
  5.95%     $21,984    1.03%           5.46%       -----            -----   37.28%
 10.30% (a)  $7,213    0.88% (b)       7.66% (b)   -----            -----   225.79%
  6.97%      $3,201    0.83%           6.16%       -----            -----   42.22%
  2.10% (a)  $3,642    0.80% (b)       6.24% (b)   -----            -----   60.43%

  4.06% (a)$112,439    0.97% (b)       6.21% (b)   -----            -----   11.28%
  2.13%    $109,486    0.99%           5.91%       -----            -----   28.35%
  5.13%    $100,341    1.01%           5.51%       -----            -----   60.60%
  9.31%    $104,604    1.15%           5.04%       1.40%            4.79%   52.03%
  3.14%     $92,031    1.20%           5.52%       1.45%            5.27%   59.70%
  8.74%     $84,752    0.97%           5.77%       0.97%            5.77%   113.25%

  3.13% (a) $46,763    0.91% (b)       4.18% (b)   -----            -----   11.13%
  0.10%     $48,616    0.92%           3.91%       -----            -----   26.51%
  4.64%     $49,950    0.94%           3.76%       1.04%            3.66%   13.87%
  7.89%     $48,282    1.21%           3.76%       1.46%            3.51%   36.60%
  3.22%     $45,164    1.28%           3.68%       1.53%            3.43%   21.00%
  7.43%     $42,436    0.75%           4.21%       1.02%            3.94%   14.21%

 (2.35%)(a) $87,182    1.19% (b)       2.12% (b)   -----            -----   19.82%
 15.56%     $96,688    1.20%           1.77%       -----            -----   64.22%
 12.66%     $85,424    1.28%           1.61%       -----            -----   48.38%
 33.46%     $63,403    1.38%           1.58%       1.63%            1.33%   101.32%
 11.05%     $32,012    1.55%           1.58%       1.80%            1.33%   38.35%
 13.29% (a) $13,516    1.32% (b)       2.66% (b)   1.32% (b)        2.66% (b61.72%

  0.52% (a)$306,106    1.39% (b)      (0.53%)(b)   -----            -----   35.58%
 18.59%    $325,035    1.36%          (0.31%)      -----            -----   89.42%
 15.72%    $253,593    1.40%          (0.34%)      -----            -----   59.22%
 45.54%    $196,772    1.31%           0.08%       1.56%            0.33%   72.80%
 18.35%    $309,669    1.33%           0.32%       1.58%            0.07%   37.08%
 29.96%    $210,950    1.09%           0.96%       1.09%            0.96%   33.23%

  0.64% (a)$249,946    1.14% (b)      (0.27%)(b)   -----            -----   35.58%
 18.83%    $259,796    1.11%          (0.06%)      -----            -----   89.42%
 15.88%    $280,418    1.15%          (0.08%)      -----            -----   59.22%
  6.40% (a)$275,245    1.19% (b)       0.63% (b)   1.44% (b)        0.38% (b72.80%

  0.34% (a)$153,211    1.36% (b)      (0.76%)(b)   -----            -----   72.20%
 33.51%    $159,299    1.35%          (0.67%)      -----            -----   156.56%
  9.85%    $121,552    1.42%          (0.69%)      -----            -----   61.90%
 46.82%    $101,377    1.56%          (0.74%)      1.81%           (0.99%)  86.36%
  9.39%     $49,413    1.63%          (0.64%)      1.88%           (0.89%)  45.14%
  9.10% (a) $23,319    1.57% (b)       0.08% (b)   1.57% (b)        0.08% (b)4.31%

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
                               Table of contents

                            Performance Reports and
                       Schedules of portfolio Investments
                                     Page 3
                      Statements of Assets and Liabilities
                                    Page 40
                            Statement of Operations
                                    Page 44
                      Statements of Changes in Net Assets
                                    Page 46
                         Notes to financial Statements
                                    page 55
                              Financial Highlights
                                    Page 60

                                   SEMI-ANNUAL

                                     REPORT

                                       TO

                                  SHAREHOLDERS












                               SEPTEMBER 30, 2000

Service Providers


Investment AdvisEr and Administrator
Investors Management Group
2203 Grand Avenue
Des Moines, Iowa  50312-5338

Distributor
BISYS Fund Services Limited Partnership
3435 Stelzer Road
Columbus, Ohio  43219

Legal Counsel
Cline, Williams, Wright, Johnson, & Oldfather
1900 First Bank Building
Lincoln, Nebraska  68508

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY  10036